UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 2.4%

$16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30	8/20 at 100.00	N/R	$15,114,720

15,555	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	10,564,178

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,000	5.250%, 1/01/12	No Opt. Call	BBB	3,977,600
1,950	5.250%, 1/01/13	No Opt. Call	BBB	1,918,274
5,795	5.250%, 1/01/14	No Opt. Call	BBB	5,652,849
1,380	5.250%, 1/01/15, DD1	No Opt. Call	BBB	1,332,169
470	5.250%, 1/01/16	1/14 at 100.00	BBB	450,147
5,060	5.250%, 1/01/17	1/14 at 100.00	BBB	4,810,238
3,000	5.250%, 1/01/19	1/14 at 100.00	BBB	2,812,920
11,415	5.250%, 1/01/20	1/14 at 100.00	BBB	10,623,826
1,710	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AA+	1,680,845
4,000	5.500%, 1/01/22	1/14 at 100.00	BBB	3,731,960
3,710	5.250%, 1/01/23	1/14 at 100.00	BBB	3,347,199
5,000	5.000%, 1/01/24	1/14 at 100.00	BBB	4,366,800

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	BBB	1,397,320
3,025	4.750%, 3/01/36	3/16 at 100.00	BBB	2,358,623

14,600	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	13,917,158

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/11 (4)	No Opt. Call	N/R	7,274
2,365	8.125%, 1/01/21 (4)	1/13 at 100.00	N/R	1,720,301
1,420	8.250%, 1/01/31 (4)	1/13 at 100.00	N/R	1,032,908

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	1,913,062

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,696,800
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	10,284,156
119,775	Total Alabama			104,711,327
	Alaska – 0.2%

	Alaska Housing Finance Corporation, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3188:
5,430	18.891%, 12/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	4,377,557
2,325	19.082%, 12/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	1,741,332

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
2,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	1,384,280
50	5.000%, 6/01/46	6/14 at 100.00	Baa3	29,467
9,805	Total Alaska			7,532,636
	Arizona – 2.9%

2,590	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health System, Tender Option Bond Trust 2008-1097, 12.690%, 1/01/29 (IF)	1/18 at 100.00	AA–	2,193,575

655	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/12 at 100.00	N/R	658,288

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
$700	4.700%, 12/01/28	12/15 at 100.00	BBB	$580,979
345	4.750%, 12/01/29	12/15 at 100.00	BBB	285,488
1,835	4.750%, 12/01/30	12/15 at 100.00	BBB	1,500,938

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.000%, 11/01/46 (Mandatory put 11/01/15)	4/11 at 100.00	N/R	19,086,800

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	CC	5,002,032

1,615	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	6/11 at 100.00	N/R	1,495,086

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	329,293

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
150	6.375%, 11/01/13	11/11 at 103.00	N/R	151,427
790	7.250%, 11/01/23	11/11 at 103.00	N/R	739,756
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R	1,543,497

	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
3,935	0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	3,551,692
7,985	0.000%, 7/01/29 – FGIC Insured	No Opt. Call	AA+	7,130,365

3,745	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	N/R	3,355,370

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	469,189

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
395	6.000%, 6/01/16	No Opt. Call	N/R	385,137
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,237,163
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R	2,383,230

3,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	No Opt. Call	N/R	3,607,450

1,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.100%, 6/01/45	6/19 at 100.00	BBB–	1,027,338

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BBB–	225,500
475	6.000%, 6/01/36	6/16 at 100.00	BBB–	387,785

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	2,492,260

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 16.153%, 3/01/16 (IF) (6)	No Opt. Call	AA	2,058,294

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
2,330	6.625%, 12/01/17	No Opt. Call	N/R	2,235,519
14,060	7.000%, 12/01/27	12/17 at 102.00	N/R	12,987,644

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$60	5.250%, 12/01/22	No Opt. Call	A	$59,180
80	5.250%, 12/01/28	No Opt. Call	A	72,825
8,120	5.500%, 12/01/29 (6)	No Opt. Call	A	7,586,760
8,100	5.000%, 12/01/32 (6)	No Opt. Call	A	6,997,023
8,550	5.000%, 12/01/37	No Opt. Call	A	7,275,110

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
3,000	4.700%, 4/01/22	4/14 at 100.00	N/R	2,897,340
4,425	4.900%, 4/01/32	4/17 at 100.00	N/R	3,686,866

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BB+	1,407,019
1,035	6.125%, 9/01/34	9/14 at 100.00	BB+	848,276

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	98,722
1,484	5.400%, 7/01/15	No Opt. Call	N/R	1,427,593
700	5.500%, 7/01/16	No Opt. Call	N/R	663,537
7,586	5.750%, 7/01/22	7/16 at 100.00	N/R	6,328,165
10,413	6.000%, 7/01/30	7/16 at 100.00	N/R	7,869,833

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,140,126
143,063	Total Arizona			125,459,470
	California – 13.8%

7,950	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	9/12 at 102.00	Baa3	7,512,671

2,370	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond Trust 3145, 18.681%, 5/01/45 – AGM Insured (IF)	5/19 at 100.00	AA+	1,487,839

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	164,569

2,585	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	3/11 at 103.00	N/R	1,851,739

2,500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	1,950,750

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
1,085	17.233%, 4/01/31 (IF)	4/17 at 100.00	AA	932,883
1,250	17.290%, 4/01/34 (IF)	4/18 at 100.00	AA	1,009,250
2,445	17.284%, 4/01/34 (IF)	4/18 at 100.00	AA	1,974,240
325	17.164%, 4/01/34 (IF)	4/18 at 100.00	AA	262,886
2,185	17.290%, 4/01/39 (IF)	4/18 at 100.00	AA	1,651,248
500	17.290%, 4/01/39 (IF)	4/18 at 100.00	AA	377,860
2,325	17.263%, 4/01/39 (IF)	4/18 at 100.00	AA	1,757,956
1,250	19.290%, 4/01/43 (IF)	4/18 at 100.00	AA	1,277,500
1,000	17.790%, 4/01/47 (IF)	4/18 at 100.00	AA	745,120
1,250	17.479%, 4/01/47 (IF)	4/18 at 100.00	AA	931,400
1,250	17.290%, 4/01/47 (IF)	4/18 at 100.00	AA	944,650

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	979,083

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	No Opt. Call	N/R	872,810

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
$1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	$1,296,012
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,602,956

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,555,685
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,004,767
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,133,000

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
930	5.350%, 9/01/28	9/15 at 102.00	N/R	783,404
1,390	5.400%, 9/01/35	9/15 at 102.00	N/R	1,128,249

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	723,527
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	1,691,462

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B:
685	5.000%, 9/01/27	9/11 at 101.50	N/R	527,745
1,000	5.050%, 9/01/37	9/11 at 101.50	N/R	708,860

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4), (7)	8/17 at 102.00	N/R	1,936,668

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	BBB–	4,210,080

3,950	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (7)	5/11 at 100.00	N/R	2,614,268

4,320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.158%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A	3,069,403

20,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	16,886,273

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	1,940,510

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	919,320
1,000	7.000%, 10/01/39	No Opt. Call	N/R	903,480

2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	1,822,340

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	8,099,092

1,040	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.500%, 11/01/39	11/19 at 100.00	Baa1	1,052,532

	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
1,000	5.000%, 2/01/21	2/17 at 100.00	Baa2	936,330
2,500	5.250%, 2/01/27	2/17 at 100.00	Baa2	2,171,800

4,100	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	4,177,859

2,250	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	2,209,118

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.415%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA+	3,805,560

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	$2,359,149

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,385,327

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB–	4,274,048

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	CCC+	9,091,558

500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Baa1	421,750

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.398%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,882,384

2,625	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire Public Schools, Series 2010, 6.000%, 7/01/40	1/19 at 100.00	N/R	2,287,688

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	430,925
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	823,340

2,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,013,200

605	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/11 at 100.00	N/R	528,540

490	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	9/11 at 103.00	N/R	396,273

1,500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	No Opt. Call	N/R	1,222,905

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
600	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	Baa1	493,848
5,390	5.000%, 8/15/47	8/17 at 100.00	BBB+	4,011,022

6,215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	5,237,753

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	556,703

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,839,268

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,095,637
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,050,699
800	5.000%, 11/01/29	11/16 at 100.00	N/R	611,552

3,640	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Trust 2635, 17.275%, 4/01/31 – BHAC Insured (IF)	4/17 at 100.00	AA+	2,800,762

330	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	341,078

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,048,128

8,330	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43 (UB)	11/15 at 100.00	Aa3	6,904,654

8,165	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.183%, 11/15/32 (IF)	5/18 at 100.00	AA–	3,377,044

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102:
$3,750	17.390%, 11/15/42 (IF)	11/16 at 100.00	AA–	$1,262,250
1,585	17.380%, 11/15/43 (IF)	11/15 at 100.00	AA–	500,812
4,625	18.392%, 11/15/46 (IF)	11/16 at 100.00	AA–	1,963,128
6,555	18.396%, 11/15/48 (IF)	5/18 at 100.00	AA–	2,710,624

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	909,303

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured	10/17 at 100.00	A–	3,032,225

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	744,780
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	3,698,203
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,336,400

4,260	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	2,987,453

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2010-3171, 17.400%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA+	3,000,000

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/11 at 102.00	N/R	316,688

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	3,603,198

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
7,280	5.200%, 9/01/27	9/15 at 102.00	N/R	4,962,339
15,800	5.250%, 9/01/37	9/15 at 102.00	N/R	9,741,648

3,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	2,623,350

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006:
3,610	5.000%, 9/01/26	9/14 at 102.00	N/R	2,750,098
1,000	5.000%, 9/01/36	9/14 at 102.00	N/R	699,190

1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999, 0.000%, 1/15/30 – NPFG Insured	4/11 at 33.11	Baa1	219,180

7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/31 – NPFG Insured	4/11 at 31.07	AAA	1,402,660

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.283%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AA+	1,777,095

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2	25,058,756

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,110	5.000%, 6/01/33	6/17 at 100.00	Baa3	3,329,472
30,340	5.750%, 6/01/47	6/17 at 100.00	Baa3	19,916,086
32,900	5.125%, 6/01/47	6/17 at 100.00	Baa3	19,397,182

10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	Baa3	5,593,300

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	450,105

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
$5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	BB	$3,931,016
3,750	4.750%, 8/01/35 – AMBAC Insured	No Opt. Call	BB	2,156,438

100	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/11 at 103.00	N/R	100,227

2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A, 6.450%, 5/15/44	5/14 at 100.00	N/R	2,297,375

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	2,964,205

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	899,006

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	1,533,708
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	2,772,169

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
630	5.050%, 9/01/26	9/16 at 100.00	N/R	497,328
1,830	5.125%, 9/01/36	9/16 at 100.00	N/R	1,328,745

1,500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40	3/11 at 103.00	N/R	1,392,690

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,245,275

1,345	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2009B, 6.875%, 9/01/38	9/13 at 100.00	N/R	1,272,854

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,023,660

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R	2,382,000
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R	4,920,075

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1,Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	958,665
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	951,445

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	749,267
4,660	5.250%, 9/01/37	9/14 at 100.00	N/R	3,536,800

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	810,940
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	858,055

8,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	6,776,710

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	1,836,800

2,000	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax Allocation Bonds, Series 2009, 6.875%, 8/01/34	8/19 at 100.00	A	2,056,920

1,180	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/13 at 100.00	N/R	1,044,147

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	$3,243,483

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	459,251

6,770	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	No Opt. Call	N/R	5,307,003

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B:
1,875	17.742%, 5/15/40 (IF)	5/20 at 100.00	AA	1,337,175
4,550	17.742%, 5/15/40 (IF)	5/20 at 100.00	AA	3,157,154

585	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B–	577,009

6,500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Refunding Bonds, Los Angeles International, Delta Airlines Inc., Series 1996, 6.350%, 11/01/25	5/11 at 100.00	BB	6,069,050

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.184%, 6/01/34 (IF)	6/19 at 100.00	AA	3,017,100

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	522,906

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	4,172

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	849,795
1,245	5.300%, 9/01/36	9/11 at 103.00	N/R	744,597

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	184,719

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	490,776

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	747,784
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	892,984

	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A:
3,700	7.000%, 11/01/34	No Opt. Call	A	4,094,494
22,050	6.500%, 11/01/39 (6)	No Opt. Call	A	22,629,474

2,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	2,545,226

835	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	827,677

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	289,277
550	5.450%, 9/01/38	9/16 at 100.00	N/R	399,328

1,300	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R	990,119

	Palm Desert, California, Community Facilities District 2005-1, University Park Special Tax Bonds, Series 2005:
4,000	5.450%, 9/01/32	9/16 at 100.00	N/R	2,935,240
3,650	5.500%, 9/01/36	9/16 at 100.00	N/R	2,625,701

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,295	7.000%, 4/01/25	No Opt. Call	BB	1,213,221
1,605	7.500%, 4/01/35	No Opt. Call	BB	1,517,865

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A:
$675	5.000%, 9/01/19	9/15 at 101.00	N/R	$622,944
915	5.150%, 9/01/22	9/15 at 101.00	N/R	787,330
1,015	5.250%, 9/01/24	9/15 at 101.00	N/R	843,668
1,755	5.400%, 9/01/35	9/15 at 101.00	N/R	1,329,939

1,765	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	1,721,087

12,325	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	10,761,081

3,250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 17.501%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	AA	2,036,970

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	17.382%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA	2,350,350
7,000	17.382%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA	4,387,320

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.002%, 8/01/37 – AGM Insured (IF)	8/17 at 100.00	AA+	3,110,400

560	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/11 at 101.50	N/R	443,901

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,034,296
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	1,934,064

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	439,738
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,224,675
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	836,273

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,090,990

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,729,380

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,059,516

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	1,004,574

3,575	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 – FGIC Insured	4/11 at 100.00	A	3,425,672

3,500	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	3,009,230

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa1	844,860
1,750	5.000%, 12/15/33	12/12 at 100.00	Baa1	1,373,453

2,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	1,821,540

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.049%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	AA+	2,246,746

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	1,587,960
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,088,565

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005:
$2,265	5.250%, 9/01/25	9/15 at 100.00	N/R	$1,922,781
4,800	5.200%, 9/01/36	9/15 at 100.00	N/R	3,680,064

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R	1,970,987
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R	2,501,435

6,145	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	4,801,211

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	5,473,092

8,945	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	7,066,997

1,000	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa1	877,210

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.158%, 2/01/33 (IF)	8/19 at 100.00	AA	3,050,052

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 41.62	N/R	316,291
3,020	0.000%, 8/01/34	8/15 at 32.64	N/R	506,967

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	630,234

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
37,500	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa1	11,274,000
65,636	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	Baa1	18,104,102
1,000	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	Baa1	251,150
14,880	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	Baa1	3,416,002
19,200	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa1	3,345,792
20,880	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	2,797,920

5,110	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.386%, 9/01/38 – NPFG Insured (IF)	9/17 at 100.00	AA+	3,329,676

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	905,650
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	759,140
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,619,963

6,065	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	4/11 at 100.00	N/R	4,844,904

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	1,659,975

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	543,492

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BBB	1,527,900

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	6,082,050

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
4,000	5.375%, 6/01/38	6/15 at 100.00	Baa3	2,752,120
500	5.500%, 6/01/45	6/15 at 100.00	Baa3	313,895

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,180	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	$976,356

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (WI/DD, Settling 2/08/11)	3/21 at 100.00	BBB+	1,210,980

2,415	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	2,165,217

3,985	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	4/11 at 100.00	N/R	3,563,945

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	1,038,570

2,625	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	2,780,164

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	955,284
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	2,962,930

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	5,696,100

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	3,015,480

2,400	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/11 at 100.00	N/R	2,145,168

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	593,520
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	2,017,449

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	563,283

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	3,054,354

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	1,970,751
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	4,745,056
943,571	Total California			590,960,795
	Colorado – 6.6%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R	2,431,200
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R	3,919,976

1,750	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,233,558

19,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	13,632,638

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	3,109,155

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	1,558,085

1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39	12/13 at 102.00	N/R	950,466

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A:
$125	5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		$93,346
5,545	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		3,847,121

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
235	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R		160,110
1,175	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		757,546

1,500	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23	12/13 at 100.00	N/R		1,432,260

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39	12/19 at 100.00	N/R		5,614,714

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		863,807

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 101.00	N/R	(5)	5,717

270	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R	(5)	293,863

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
685	6.000%, 12/01/25	12/15 at 100.00	N/R		547,932
1,428	6.125%, 12/01/35	12/15 at 100.00	N/R		1,050,465

6,525	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		6,176,500

1,150	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		858,429

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar Chavez Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		2,716,224

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R		426,850

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
155	6.125%, 7/01/12	4/11 at 100.00	N/R		157,762
1,710	6.500%, 7/01/24	4/11 at 100.00	N/R		1,577,612

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
355	6.750%, 3/01/14	No Opt. Call	N/R		359,785
730	7.250%, 3/01/24	3/14 at 100.00	N/R		694,792
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R		1,410,284

425	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		448,583

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R		4,093,299

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,695	5.500%, 2/15/26	2/16 at 101.00	N/R		2,186,534
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R		1,775,201

1,890	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R		1,589,547

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$785	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+	$611,955

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	2,947,343

1,940	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,580,014

2,960	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,554,569

1,000	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	No Opt. Call	N/R	862,940

19,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	14,663,440

2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	No Opt. Call	N/R	2,858,005

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.750%, 9/01/40 (UB)	9/16 at 100.00	AA	4,109,679

6,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 14.848%, 10/01/41 – AGM Insured (IF)	4/18 at 100.00	AA+	4,583,250

7,015	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1033, 16.367%, 9/01/40 (IF) (6)	9/16 at 100.00	AA	2,491,588

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3702:
1,000	18.709%, 1/01/18 (IF)	No Opt. Call	AA	828,760
1,250	18.709%, 1/01/18 (IF) (6)	No Opt. Call	AA	1,035,950
3,500	17.703%, 1/01/18 (IF) (6)	No Opt. Call	AA	2,496,200

1,630	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 100.00	N/R	1,421,865

1,310	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	967,422

2,680	Colorado Housing Finance Authority, Multifamily Housing Revenue Senior Bonds, Reserve at Northglenn Project, Series 2000-A1, Pass Through Certificates, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	4/11 at 100.00	N/R	2,467,369

1,550	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	1,230,266

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
4,000	5.400%, 12/01/27	12/17 at 100.00	N/R	2,885,840
4,465	5.450%, 12/01/34	12/17 at 100.00	N/R	2,992,666

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R	2,182,020
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	2,627,357

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,078,112

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	2,743,501

1,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A, 5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	1,307,325

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$38,745	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Baa1		$9,704,848

3,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	Baa1		906,300

355	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		323,160

4,490	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		3,080,724

3,609	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		2,495,587

3,417	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		2,599,585

4,467	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		3,378,973

1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R		1,352,604

5,570	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R		5,244,991

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R		718,262

5,075	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R		4,400,583

6,960	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		4,567,291

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		612,942

729	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		499,175

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R		881,750
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R		1,451,327

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		3,233,662

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		1,954,145

1,628	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,181,488

735	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(5)	883,455

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		1,924,257

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		723,950
2,800	5.625%, 12/01/37	12/16 at 100.00	N/R		1,858,668

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 144A, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		2,603,475

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		1,511,475

2,158	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R		1,723,638

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
$5,175	5.250%, 12/15/21	12/16 at 100.00	N/R	$4,401,648
10,930	5.400%, 12/15/31	12/16 at 100.00	N/R	8,228,651

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
630	6.250%, 11/15/28	No Opt. Call	A	651,200
20,555	6.500%, 11/15/38	No Opt. Call	A	21,476,892

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
2,500	6.000%, 1/15/34	7/20 at 100.00	Baa3	2,298,975
1,530	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,383,212

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,452,487

1,240	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/14 at 100.00	N/R	1,138,915

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,223,379

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007:
1,500	4.625%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,220,595
375	5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	280,916

2,295	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35	12/20 at 100.00	N/R	2,249,398

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	910,216

2,550	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,385,933

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
1,040	5.100%, 12/01/26	12/16 at 100.00	N/R	934,284
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R	836,050

3,955	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	3,678,822

9,841	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.000%, 12/01/33	12/14 at 100.00	N/R	8,681,116

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	940,740

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	8,303,095

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
2,364	6.000%, 12/01/25	12/15 at 100.00	N/R	1,890,964
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,599,649
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	6,321,840

4,100	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	3,467,903

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	401,415
893	6.375%, 12/01/35	12/15 at 100.00	N/R	661,668
375,906	Total Colorado			282,337,075

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 1.2%

$12,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	$12,698,350

235	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/15 (Alternative Minimum Tax)	4/11 at 100.00	BBB	235,195

2,570	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.750%, 1/01/43	1/20 at 100.00	N/R	2,615,977

32,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	33,071,086

1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	N/R	396,930

8,170	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	N/R	3,244,307
56,945	Total Connecticut			52,261,845
	District of Columbia – 0.6%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
8,550	6.500%, 5/15/33	No Opt. Call	BBB	8,247,159
3,500	6.750%, 5/15/40	5/11 at 101.00	BBB	3,284,085

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
1,240	19.297%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA+	1,042,592
2,475	19.297%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA+	2,080,980
2,150	18.482%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA+	1,301,481

	District of Columbia, Revenue Bonds, National Public Radio, Tender Option Bond Trust 3163:
3,000	17.511%, 4/01/33 (IF)	4/15 at 100.00	AA–	2,115,600
2,375	17.511%, 4/01/33 (IF)	4/15 at 100.00	AA–	1,674,850

900	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue Bonds, Series 2006B, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA+	822,870

5,000	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue Bonds, Tender Option Bond Trust 11798, 17.265%, 10/01/31 – FGIC Insured (Alternative Minimum Tax) (IF)	10/16 at 100.00	AA+	3,286,000
29,190	Total District of Columbia			23,855,617
	Florida – 12.6%

8,455	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	4,111,413

1,555	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	842,344

4,200	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	3,150,588

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	1,752,143

7,910	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37 (9)	5/16 at 100.00	N/R	4,922,393

4,645	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	2,925,421

2,545	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R	1,646,793

15,410	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	10,599,306

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,945	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	$1,157,470

15,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	11,810,243

19,380	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	10,132,639

1,775	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,395,168

9,135	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	8,467,962

10,390	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	8,528,424

7,770	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	6,556,171

2,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	1,894,380

3,815	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,635,097

2,045	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,682,565

1,680	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	1,158,192

2,920	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	2,079,332

9,215	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pembroke Gardens, Series 1999, 6.150%, 6/01/39 (Mandatory put 6/01/29) (Alternative Minimum Tax)	6/11 at 100.00	N/R	7,919,832

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	2,052,920

2,500	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	2,164,875

1,475	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,298,384

3,160	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,056,939

3,780	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,075,559

1,500	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33 DD1	5/13 at 101.00	A+	1,494,525

3,385	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,458,153

2,990	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/13 at 101.00	N/R	2,749,694

5,930	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	2,219,006

4,250	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	3,942,343

1,880	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/11 at 100.00	N/R	1,747,761

1,040	Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Eagles Pointe North, Series 1997A, 5.700%, 7/01/27 – NPFG Insured	4/11 at 100.00	Baa1	924,997

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	$4,212,915

7,200	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	5,702,400

3,375	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,405,093

4,820	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2002, 6.850%, 5/01/33	5/13 at 101.00	N/R	4,348,508

1,795	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	1,686,259

1,990	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,439,228

2,000	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/11 at 100.00	N/R	1,989,080

1,981	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Trust 1034, 17.365%, 7/01/26 (Alternative Minimum Tax) (IF) (6)	1/16 at 100.00	AA+	2,086,567

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/13 at 101.00	N/R	2,393,647

1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	No Opt. Call	N/R	853,180

4,245	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	3,663,860

7,280	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	7,004,816

5,490	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	4,846,792

4,520	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,487,270

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.015%, 5/15/15 (IF)	No Opt. Call	AA–	3,528,207

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.155%, 5/15/15 (IF)	No Opt. Call	AA–	2,106,709

2,600	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	1,883,622

7,360	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	6,366,989

520	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	489,164

11,095	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27	9/17 at 100.00	N/R	10,321,124

3,605	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,176,221

2,760	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,105,466

1,125	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	669,263

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A:
$2,975	6.100%, 5/01/23	5/14 at 101.00	N/R	$2,740,689
4,030	6.250%, 5/01/34	5/14 at 101.00	N/R	3,522,784

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	276,210

2,390	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13 (4)	No Opt. Call	N/R	977,988

1,880	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,744,847

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
10,435	5.250%, 6/15/27	6/17 at 100.00	BB	8,418,228
14,620	5.375%, 6/15/37	6/17 at 100.00	BB	11,070,556

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,460	9.000%, 12/01/30	12/18 at 104.00	N/R	7,303,489
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	15,146,216

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Tender Option Bond Trust 3088:
6,800	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	5,766,672
23,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	19,639,755

332	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	232,340

8,605	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	7,342,388

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	2,038,725

8,525	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/11 at 100.00	BB+	8,580,413

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/11 at 100.00	BB+	312,015

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 17.936%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	AA+	2,177,000

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
3,750	17.385%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA+	2,858,250
2,065	17.365%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA+	1,574,521

10,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/40 (WI/DD, Settling 2/10/11)	10/21 at 100.00	BBB–	9,884,400

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A:
365	6.000%, 5/01/24	5/14 at 100.00	N/R	339,417
14,000	6.250%, 5/01/37	5/14 at 100.00	N/R	12,335,120

7,925	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	7,213,256

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,097,117

3,635	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	2,398,409

1,265	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (7)	5/17 at 100.00	N/R	632,247

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (7)	No Opt. Call	N/R	$1,159,536

950	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Golf and Country Club Area A, Series 2005-A2, 5.500%, 5/01/26	5/15 at 100.00	N/R	773,015

1,680	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,316,935

2,010	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	1,901,179

955	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	815,398

1,845	Orange County Housoing Finance Authority, Florida, Multifamily Housing Bonds, Buena Vista Place II, Series 1999-I, 6.900%, 7/01/39 (Alternative Minimum Tax)	7/11 at 100.00	N/R	1,608,877

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
595	5.500%, 12/01/21	12/11 at 101.00	BBB–	547,876
2,200	5.625%, 12/01/31	12/11 at 101.00	BBB–	1,894,332

12,325	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saddlebrook Apartments, Series 2000A, 7.450%, 7/01/40 (Mandatory put 7/01/30) (Alternative Minimum Tax)	4/11 at 102.00	N/R	11,707,518

5,830	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	4,261,497

9,255	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	6,028,337

2,835	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	1,771,365

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
840	5.875%, 5/01/22	5/17 at 100.00	N/R	732,757
675	6.000%, 5/01/37	5/17 at 100.00	N/R	543,834

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	515,400

2,690	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,396,790

4,710	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,585,911

5,050	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	3,428,799

1,965	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36 (4)	No Opt. Call	N/R	959,510

10,470	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36 (4)	5/12 at 101.00	N/R	5,338,967

645	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 11/01/13	No Opt. Call	N/R	392,934

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	3,818,291
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	1,770,075
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	1,971,235

8,945	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	4,932,005

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,285	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	$2,182,952

2,875	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 3119, 17.236%, 8/15/37 (IF)	8/17 at 100.00	AA	1,468,723

3,655	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Series 2007, ROCS RR II R-11060, 17.409%, 2/15/15 (IF)	No Opt. Call	AA	1,866,243

14,975	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.229%, 8/15/28 (IF)	8/17 at 100.00	AA	10,116,212

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	16.636%, 8/15/23 (IF)	8/17 at 100.00	AA	638,820
495	16.592%, 8/15/29 (IF)	8/17 at 100.00	AA	221,750
6,250	15.153%, 8/15/42 (IF)	8/17 at 100.00	AA	3,197,750
335	16.573%, 8/15/42 (IF)	8/17 at 100.00	AA	170,997

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
3,835	15.054%, 8/15/15 (IF)	No Opt. Call	AA	3,752,432
2,130	15.038%, 8/15/15 (IF)	No Opt. Call	AA	2,146,295

	South Miami Health Facilities Authority, Florida, Revenue Bonds, South Broward Hospital District, Tender Option Bond Trust 1122:
2,500	17.336%, 5/01/30 (IF) (6)	5/18 at 100.00	AA–	1,384,900
500	17.336%, 5/01/30 (IF) (6)	5/18 at 100.00	AA–	276,980

1,315	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35	5/13 at 100.00	N/R	899,223

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	1,849,637
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	6,112,350

1,000	Stoenbrier Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2006, 5.500%, 5/01/37	5/16 at 100.00	N/R	798,670

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
280	6.750%, 11/01/27	11/18 at 100.00	N/R	269,651
1,365	7.850%, 11/01/41	11/18 at 100.00	N/R	1,358,462

44,375	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	32,239,769

	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
1,000	6.450%, 5/01/23	5/18 at 100.00	N/R	729,680
2,150	6.550%, 5/01/27	5/18 at 100.00	N/R	1,486,467
7,775	5.250%, 5/01/39	5/17 at 100.00	N/R	4,835,972
20,620	6.650%, 5/01/40	5/18 at 100.00	N/R	13,735,807

10,500	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (7)	5/16 at 100.00	N/R	6,609,540

3,300	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds ,Series 2002A, 6.750%, 5/01/34	5/12 at 102.00	N/R	3,059,727

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12 (10)	No Opt. Call	N/R	764,864
1,000	5.350%, 5/01/17 (10)	No Opt. Call	N/R	503,200
1,500	5.550%, 5/01/39 (10)	5/17 at 100.00	N/R	754,770

3,080	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,457,162

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
$12,065	6.000%, 5/01/23	5/13 at 101.00	N/R	$10,771,632
27,145	6.125%, 5/01/35	5/13 at 101.00	N/R	21,875,070
701,858	Total Florida			536,650,544
	Georgia – 2.0%

4,725	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	4,690,791

3,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	2,927,190

1,050	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	859,740

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	4/11 at 100.00	BB+	774,086
95	5.375%, 12/01/28	6/11 at 100.00	BB+	78,144

13,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	CCC+	14,815,580

12,830	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	CCC+	13,750,681

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB–	3,344,851
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB–	2,876,820

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,300	7.625%, 12/01/30	12/20 at 100.00	N/R	5,193,258
5,200	8.000%, 12/01/40	12/20 at 100.00	N/R	5,072,496
3,500	8.125%, 12/01/45	12/20 at 100.00	N/R	3,411,660

6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	5,868,443

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
3,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,367,435
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	4,867,280
19,900	5.125%, 7/01/42	7/17 at 100.00	N/R	11,909,951

1,380	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,343,471

200	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 6.125%, 2/15/34	2/14 at 101.00	N/R	167,796

750	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/17	No Opt. Call	A	766,373
96,180	Total Georgia			85,086,046
	Guam – 0.2%

5,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.875%, 12/01/40	12/20 at 100.00	B	4,655,250

4,380	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	4,691,944
9,380	Total Guam			9,347,194
	Hawaii – 0.2%

4,165	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,257,988

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$8,425	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	4/11 at 100.00	B	$7,216,265
12,590	Total Hawaii			10,474,253
	Idaho – 0.1%

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	882,110

5,755	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26 (4), (7)	12/16 at 100.00	N/R	2,877,500
6,755	Total Idaho			3,759,610
	Illinois – 8.9%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	5,121,654

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,134,960

3,825	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	2,904,820

3,880	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	3,216,520

933	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	792,929

9,000	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates, 8.500%, 6/15/23	12/11 at 100.00	N/R	8,991,540

984	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	5/15 at 100.00	Baa1	992,800

5,545	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	5,269,414

1,985	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30	12/12 at 100.00	Caa2	1,526,128

7,265	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation, Series 2007, 5.270%, 6/20/48 (UB)	12/17 at 102.00	Aaa	6,683,073

725	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	7/11 at 100.00	N/R	725,696

6,650	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	6,655,320

2,483	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	1,906,025

1,500	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006, 5.850%, 5/01/26 (7), (11)	5/14 at 102.00	N/R	747,450

5,000	Gilberts, Illinois, Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16 (4)	No Opt. Call	N/R	2,596,500

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,386,600

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	3,389,100

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB+	793,958

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,150	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	4/11 at 100.00	BBB–	$1,132,693

2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	N/R	1,846,620

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB+	3,565,890

2,750	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	2,752,200

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Baa2	199,436

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	9,450,900
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	10,019,694

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	3,533,380

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2008-1098:
1,500	17.936%, 8/15/15 – AGC Insured (IF) (6)	No Opt. Call	AA+	1,148,760
1,625	17.474%, 2/15/39 – AGC Insured (IF) (6)	8/18 at 100.00	AA+	903,370
2,500	17.474%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA+	1,389,800

975	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	738,348

15,410	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37 (6)	1/18 at 100.00	Baa1	13,036,090

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
6,670	5.000%, 4/01/31	4/16 at 100.00	Baa3	4,872,635
4,250	5.000%, 4/01/36	4/16 at 100.00	Baa3	2,974,703

3,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	2,844,060

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
3,870	5.000%, 8/15/26	8/16 at 100.00	N/R	3,159,623
7,245	5.100%, 8/15/31	8/16 at 100.00	N/R	5,554,452

15,645	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46 (7)	10/16 at 100.00	N/R	10,349,168

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call	N/R	487,980
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,435,275
350	5.400%, 5/15/38	5/12 at 100.00	N/R	255,059

	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 3764:
3,125	17.703%, 5/01/26 (IF) (6)	5/20 at 100.00	AA	2,013,875
3,125	17.703%, 5/01/26 (IF) (6)	5/20 at 100.00	AA	1,830,500

39,500	Illinois Finance Authority, Revenue Bonds, Illinois, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	37,713,415

2,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2009, Tender Option Bond Trust 3302, 17.691%, 6/01/14 (IF)	No Opt. Call	AAA	2,047,700

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	1,740,248

14,545	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	11,874,247

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,056,121

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	$8,661,848

10,855	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	9,895,961

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A2	9,547,686

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A2	2,587,617

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB)	5/19 at 100.00	A2	5,649,678

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bond Trust 3089:
300	19.090%, 5/01/17 (IF)	No Opt. Call	A2	316,344
250	20.096%, 5/01/17 (IF)	No Opt. Call	A2	267,960
3,067	20.085%, 5/01/17 (IF)	No Opt. Call	A2	3,287,333
1,065	20.051%, 5/01/17 (IF)	No Opt. Call	A2	1,141,318
315	19.944%, 5/01/17 (IF)	No Opt. Call	A2	337,403
815	20.037%, 11/01/39 (IF)	5/19 at 100.00	A2	873,403

1,500	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	1,257,180

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
650	6.875%, 8/15/38	8/19 at 100.00	BBB	670,911
25,000	7.000%, 8/15/44	8/19 at 100.00	BBB	25,841,500

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 19.195%, 2/15/31 (IF)	8/19 at 100.00	AA–	2,198,170

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,297,048

2,390	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 17.785%, 8/01/16 (IF) (6)	No Opt. Call	AA	1,688,224

24,350	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	16,261,417

	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
5,260	5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	B–	3,258,465
3,000	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B–	1,780,920
9,425	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B–	5,673,379

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4), (7)	7/18 at 100.00	N/R	2,983,438

9,300	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220, 18.401%, 6/15/42 (IF)	6/20 at 100.00	AAA	3,911,208

3,345	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,137,108

4,835	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,698,195

5,763	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	4,820,000

3,367	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	3,190,300

5,906	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	5,011,477

2,184	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,006,201

4,291	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	3,885,629

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

$3,665		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	$2,734,823

—	(14)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	166

2,800		Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	4/11 at 100.00	N/R	2,123,520

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,935		6.950%, 1/01/21	1/18 at 100.00	N/R	2,764,653
2,000		6.950%, 1/01/25	1/18 at 100.00	N/R	1,828,540

3,805		Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,745,109

3,210		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,159,475

3,000		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	2,848,050

1,750		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,727,705

4,491		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	3,381,588

2,343		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,771,753

830		Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	690,510

3,215		Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	2,837,945

3,592		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,376,588

2,385		Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,361,501

7,450		Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,443,207

3,687		Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	2,686,311
458,022		Total Illinois			378,379,494
		Indiana – 2.4%

1,695		Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45, DD1	12/20 at 100.00	A–	1,693,695

1,445		Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	1,455,534

4,520		East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B	3,635,210

1,595		Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.363%, 4/01/30 – AMBAC Insured (IF)	No Opt. Call	AA	1,213,317

3,750		Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 17.834%, 4/15/17 (IF)	No Opt. Call	Aa3	4,488,000

2,400		Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	2,275,200

		Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
1,460		18.694%, 6/01/17 (IF) (6)	No Opt. Call	AA	958,519

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)
$330	18.601%, 12/01/32 (IF) (6)	12/19 at 100.00	AA		$216,652
5,000	15.474%, 12/01/32 (IF) (6)	12/19 at 100.00	AA		3,282,600

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB+		1,939,200

4,900	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB+		4,216,940

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA+		10,267,200

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.498%, 1/01/17 – AGC Insured (IF)	No Opt.Call	AA+		343,133
2,500	19.498%, 1/01/17 – AGC Insured (IF)	No Opt.Call	AA+		2,767,200
4,995	20.490%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA+		5,640,953
6,250	19.498%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA+		6,918,000

330	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)	4/11 at 100.00	Ba3		329,947

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2		1,749,773

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A		1,399,433

3,643	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35 (4)	3/15 at 102.00	N/R		1,818,586

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4), (7)	2/15 at 100.00	CCC		1,164,087
2,500	5.375%, 2/15/34 (4), (7)	2/15 at 100.00	CCC		949,500

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R		1,942,560

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	5/11 at 100.00	N/R		215,400

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R		1,652,440
14,000	5.750%, 9/01/42	9/17 at 100.00	N/R		11,496,380
29,500	5.800%, 9/01/47	9/17 at 100.00	N/R		24,040,140

4,320	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Pre-refunded 3/09/11) (Alternative Minimum Tax)	3/11 at 102.00	N/R	(5)	4,425,710
118,193	Total Indiana				102,495,309
	Iowa – 0.6%

12,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+		9,778,320

5,755	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA		5,002,935

11,055	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	6/15 at 100.00	BBB		7,277,728

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R		1,746,473
31,060	Total Iowa				23,805,456
	Kansas – 0.3%

5,575	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R		4,457,659

1,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R		728,330

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	$796,100

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	588,060
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	2,260,414

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	1,266,883

2,470	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax) (4), (7)	6/11 at 102.00	N/R	186,905

7,450	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB	3,955,727
26,065	Total Kansas			14,240,078
	Kentucky – 0.6%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/11 at 100.00	BB–	498,855
2,000	5.850%, 10/01/17	4/11 at 100.00	BB–	1,871,320
6,390	5.875%, 10/01/22	4/11 at 100.00	BB–	5,490,032

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA+	1,021,590

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	931,610

16,975	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A–	16,222,159

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	1,885,086
30,055	Total Kentucky			27,920,652
	Louisiana – 1.6%

1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16 (4), (7)	4/11 at 100.00	N/R	872,612

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17 (4), (7)	4/11 at 100.00	N/R	5,946,356

1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17 (4), (7)	4/11 at 100.00	N/R	627,471

10,290	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17 (4), (7)	5/11 at 100.00	N/R	1,029,000

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	94,582

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	4/11 at 100.00	Ba3	822,946

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (12), (15)	No Opt. Call	N/R	2,491,005

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	1,064,149

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (9)	No Opt. Call	N/R	3,692,612

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$6,900	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29 (Mandatory put 8/01/20)	8/20 at 100.00	BBB–	$6,900,000

4,300	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–	4,283,187

12,100	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	12,223,420

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (4), (7)	9/16 at 100.00	N/R	2,191,650

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17 (4), (7)	9/16 at 100.00	N/R	430,350

4,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (6)	No Opt. Call	N/R	4,105,705

9,900	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	8,144,532

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	3,348,688

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
1,500	5.250%, 5/15/38	5/17 at 100.00	Baa1	1,205,235
9,000	5.375%, 5/15/43	5/17 at 100.00	Baa1	7,155,360

2,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	1,440,420

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	1,560,154
122,673	Total Louisiana			69,629,434
	Maryland – 2.0%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,615	5.250%, 9/01/20 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	1,518,633
850	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	683,953

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	421,045

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	16,018,812

1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R	736,260

	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849:
675	10.645%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	493,128
4,780	10.645%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	3,492,077

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	6,469,910

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,710	16.935%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	938,636
940	16.727%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	513,654

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland (continued)

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
$1,925	5.000%, 12/01/16	No Opt. Call	N/R		$1,604,180
54,100	5.000%, 12/01/31	12/16 at 100.00	N/R		33,890,404

2,080	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Frostburg State University Project, Series 2002A , 6.250%, 10/01/33	10/12 at 101.00	Ba3		1,864,782

3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	4/11 at 100.00	N/R		3,504,369

1,500	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–		1,328,205

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18 (7), (11)	1/17 at 100.00	N/R		299,993
6,260	5.500%, 7/01/38 (4), (7)	1/17 at 100.00	N/R		2,503,937

4,345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.300%, 1/01/37	1/17 at 100.00	N/R		2,902,634

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
495	5.375%, 7/01/14 (7)	7/11 at 100.00	B3		441,936
9,435	5.300%, 7/01/24 (7)	7/11 at 100.00	B3		6,376,173
123,055	Total Maryland				86,002,721
	Massachusetts – 1.3%

12,225	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Caa3		5,567,265

4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		1,596,545

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R		1,631,760

570	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		580,984

2,030	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,921,537

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	4/11 at 100.00	A–		870,218

315	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	6/11 at 101.00	A–		316,244

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB		3,757,740

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28	1/18 at 100.00	N/R		5,073,089
5,300	6.500%, 1/15/38	1/18 at 100.00	N/R		4,317,168

90	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.500%, 7/01/12	No Opt. Call	Baa2		94,346

430	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 101.00	Baa2	(5)	467,548

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$3,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	$2,952,495

2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D, 5.250%, 10/01/23	4/11 at 100.00	BB–	2,308,955

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,542,720

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2001C, 5.500%, 7/01/16	7/11 at 100.00	BB–	1,160,200

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	2,140,410

1,870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34 (4), (7)	7/14 at 100.00	CCC	963,798

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
4,425	6.250%, 7/01/24 (4), (7)	7/14 at 100.00	CCC	2,280,645
10,555	6.375%, 7/01/34 (4), (7)	7/14 at 100.00	CCC	5,440,047

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 19.529%, 6/01/41 (IF)	6/20 at 100.00	AA–	1,687,300

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
810	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R	699,071
285	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	N/R	237,516
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R	3,437,280
3,970	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/11 at 101.00	N/R	3,056,344
78,275	Total Massachusetts			54,101,225
	Michigan – 2.6%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
1,725	6.000%, 11/01/28	11/18 at 100.00	BBB–	1,495,920
2,000	6.000%, 11/01/37	11/18 at 100.00	BBB–	1,637,860

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	848,589

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,316,849

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,445	5.000%, 11/01/26	11/16 at 100.00	BB+	1,881,550
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	1,115,835
3,090	5.250%, 11/01/36	11/16 at 100.00	BB+	2,199,246

1,155	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/11 at 100.00	N/R	984,603

840	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/11 at 100.00	N/R	798,353

5,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.432%, 5/01/27 – AGM Insured (IF)	No Opt. Call	AA+	3,808,640

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB+	1,001,880
500	5.750%, 11/01/30	11/15 at 100.00	BB+	400,495
2,425	5.750%, 11/01/35	11/15 at 100.00	BB+	1,865,965

8,215	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/11 at 100.00	B–	4,401,433

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust 3789, 18.559%, 5/01/18 (IF) (6)	No Opt. Call	AA	$1,719,600

1,095	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	675,703

2,000	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	1,581,420

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
7,825	4.875%, 8/15/27	8/17 at 100.00	N/R	5,475,231
4,850	5.000%, 8/15/38	8/17 at 100.00	N/R	3,026,303

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	854,920
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,199,475

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BB+	172,215
3,500	6.250%, 7/01/40	7/15 at 100.00	BB+	3,192,455

6,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (6)	7/15 at 100.00	AA+	5,764,816

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
600	7.500%, 10/01/12	10/11 at 100.00	B1	602,958
2,900	7.900%, 10/01/21	4/11 at 102.00	B1	2,779,012
10,550	8.000%, 10/01/31	4/11 at 102.00	B1	9,629,829

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
200	7.250%, 10/01/11	4/11 at 101.00	Ba1	202,432
750	7.625%, 10/01/21	4/11 at 101.00	Ba1	752,055

1,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	829,530

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
645	6.000%, 2/01/16	No Opt. Call	BB+	641,162
1,055	6.375%, 2/01/26	2/16 at 100.00	BB+	936,618
2,855	6.500%, 2/01/36	2/16 at 100.00	BB+	2,421,982

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,393,645

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	710,300

3,790	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	2,880,362

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
350	7.250%, 4/01/20	No Opt. Call	BB+	359,009
1,140	8.000%, 4/01/30	4/20 at 100.00	BB+	1,172,558
500	8.000%, 4/01/40	4/20 at 100.00	BB+	509,320

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	8,597,915

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R	1,867,005
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R	8,745,296

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$570	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/11 at 100.00	Ba3	$569,476

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	Baa3	2,593,833

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
175	4.750%, 11/01/11	No Opt. Call	BB+	175,410
1,070	5.000%, 11/01/15	No Opt. Call	BB+	1,041,281
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,510,852
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+	3,913,439
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+	2,890,256
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+	4,405,884
137,985	Total Michigan			109,550,775
	Minnesota – 1.1%

9,410	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB–	9,428,067

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27	11/15 at 100.00	N/R	361,475
1,000	6.000%, 11/01/37	11/15 at 100.00	N/R	793,310

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	902,550

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	526,818

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,355,490

1,525	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,369,404

2,400	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Higher Ground Academy Project, Series 2009, 8.500%, 12/01/38	6/14 at 102.00	N/R	2,473,848

465	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	392,297

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,477,520

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
445	6.625%, 12/01/23	6/14 at 102.00	N/R	424,526
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	1,932,380

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	336,916
500	6.000%, 9/01/36	9/14 at 102.00	N/R	403,195

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,094,366

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	1,721,889

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	685,760
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	934,418

2,195	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BB+	2,053,883

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
$2,700	5.750%, 5/01/25	5/15 at 100.00	BB	$2,468,826
2,800	5.875%, 5/01/30	5/15 at 100.00	BB	2,480,100

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	7,460,870

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,219,845
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	600,088

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	868,070
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	2,837,673
51,490	Total Minnesota			46,603,584
	Mississippi – 0.2%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	Ba3	196,383

2,650	Mississippi Business Finance Corporation Pollution Control Revenue Refunding Bonds (System Energy Resources, Inc. Project) Series 1999, 5.900%, 5/01/22	5/11 at 100.00	BBB	2,592,283

4,865	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (9)	2/21 at 102.00	NA	4,599,614

1,756	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,223,929
9,571	Total Mississippi			8,612,209
	Missouri – 2.1%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	221,240
600	5.625%, 3/01/25	3/16 at 100.00	N/R	482,142

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	1,083,990
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	2,094,380

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,140	5.750%, 4/01/22	4/16 at 100.00	N/R	7,612,158
3,165	5.875%, 4/01/30	4/16 at 100.00	N/R	2,539,723

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26	8/14 at 100.00	N/R	175,164
600	5.250%, 8/01/31	8/14 at 100.00	N/R	501,438

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	515,212
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,215,530

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,409,112

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,433,477

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
$2,155	5.150%, 6/01/16	6/14 at 102.00	N/R	$2,080,437
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,428,620

17,000	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	14,909,680

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	N/R	1,337,010

500	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38	4/14 at 100.00	A	505,945

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	Aa1	5,511,181

550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	No Opt. Call	N/R	488,708

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,047,098
3,400	5.350%, 6/15/32	6/15 at 103.00	N/R	2,562,682

7,500	Saint Louis Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Councils Towers Apartments, Series 2010B, 7.250%, 12/15/13	9/12 at 100.00	N/R	7,495,275

9,000	Saint Louis, Missouri, Land Clearance for Redevelopment Authority, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,305,020

5,675	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Saint Louis, Missouri, Property and Sales Tax Revenue Bonds, Series 2009, 9.000%, 3/01/29	No Opt. Call	N/R	5,384,554

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	4/11 at 100.00	N/R	1,218,364

2,245	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/11 at 100.00	N/R	1,765,333

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	2,156,678

1,445	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	No Opt. Call	N/R	990,056

1,561	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,161,056

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (8)	No Opt. Call	N/R	1,679,394

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	460,505
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	845,340

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,703,000

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	524,266

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
$1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	$682,720
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	1,555,775
113,147	Total Missouri			90,082,263
	Montana – 0.8%

17,140	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/11 at 100.50	B+	17,152,341

16,994	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	16,235,218
34,134	Total Montana			33,387,559
	Nebraska – 0.1%

4,000	Gage County Hospital Authority 1, Nebraska, Health Care Facility Revenue Bonds, Beatrice Community Hospital and Health Project, Series 2010B, 6.750%, 6/01/35	No Opt. Call	N/R	3,750,760
	Nevada – 1.0%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.204%, 1/01/36 (IF)	1/20 at 100.00	Aa3	4,102,440

1,210	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	1,094,445

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.130%, 1/01/18 (IF)	No Opt. Call	Aa3	648,024

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,000	5.625%, 1/01/32 – AMBAC Insured (4)	1/12 at 100.00	N/R	447,680
1,000	5.375%, 1/01/40 – AMBAC Insured	7/11 at 100.00	N/R	223,770

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23 (4)	1/12 at 100.00	N/R	2,000
41,800	7.375%, 1/01/40 (4)	1/12 at 100.00	N/R	83,600

1,595	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,114,522

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	826,760

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	5,504,950

3,170	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	2,660,327

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
520	6.000%, 8/01/27	4/15 at 102.00	N/R	401,976
2,605	6.150%, 8/01/37	4/15 at 102.00	N/R	1,902,666

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,665,944

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
2,340	6.500%, 9/01/20	9/18 at 100.00	N/R	2,220,075
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	1,755,820

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
$7,205	6.500%, 6/15/20	6/18 at 100.00	B2	$6,817,875
12,940	6.750%, 6/15/28	6/18 at 100.00	B2	11,205,911
93,045	Total Nevada			42,678,785
	New Hampshire – 0.0%

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	174,816
	New Jersey – 3.2%

6,422	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 12/01/11 (12), (13)	No Opt. Call	N/R	658,297

6,255	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	4,810,908

5,215	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/29	6/14 at 100.00	BBB	4,695,430

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	4/11 at 100.00	N/R	831,440

985	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	5/11 at 100.00	CCC+	859,156

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/11 at 100.00	B3	289,854

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,897,720
5,045	6.400%, 9/15/23 (Alternative Minimum Tax)	3/11 at 100.50	B	4,787,856
10,565	6.250%, 9/15/29 (Alternative Minimum Tax)	3/11 at 100.50	B	9,613,727

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/11 at 100.00	B	1,500,330
2,605	7.000%, 11/15/30 (Alternative Minimum Tax)	5/11 at 101.00	B	2,563,581

3,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	3,234,850

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,358,430

2,400	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	Baa1	2,603,304

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
1,575	18.899%, 7/01/38 – AGC Insured (IF)	1/14 at 100.00	AA+	1,615,194
5,000	19.402%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	5,207,000
1,250	19.402%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	1,301,750
1,815	19.376%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	1,890,141

12,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	11,941,006

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	508,102
3,765	5.500%, 7/01/33	7/13 at 100.00	Ba2	2,819,157

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$2,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	$1,528,760

48,665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA+	49,059,673

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
7,000	4.625%, 6/01/26	6/17 at 100.00	BBB	4,977,070
3,310	5.000%, 6/01/29	6/17 at 100.00	BBB–	2,411,070
18,500	4.750%, 6/01/34	6/17 at 100.00	Baa3	11,051,160
4,630	5.000%, 6/01/41	6/17 at 100.00	Baa3	2,802,585
159,157	Total New Jersey			136,817,551
	New Mexico – 0.3%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,290,538
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,208,330

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	1,003,031
1,655	5.750%, 9/01/21	9/16 at 100.00	N/R	1,318,621
7,550	6.000%, 9/01/32	9/16 at 100.00	N/R	5,284,019

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,095,907
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	2,897,582
17,885	Total New Mexico			14,098,028
	New York – 3.5%

750	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	658,890

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	425,240

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
10,150	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	10,378,375
8,960	7.625%, 8/01/25 (Alternative Minimum Tax) (Mandatory put 8/01/16)	8/16 at 101.00	B–	9,294,118
10,600	8.000%, 8/01/28 (Alternative Minimum Tax)	8/16 at 100.00	B–	11,174,414
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	521,460

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
5,500	5.750%, 10/01/27	10/17 at 100.00	N/R	3,534,520
25,520	5.750%, 10/01/37	10/17 at 100.00	N/R	15,779,016
61,500	5.875%, 10/01/46	10/17 at 102.00	N/R	37,507,005

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	4,653,509

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	2/11 at 100.00	CCC+	165,244
430	5.400%, 7/01/20 (Alternative Minimum Tax)	2/11 at 100.00	CCC+	349,341

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	4/11 at 100.00	CCC+	2,044,189

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$6,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/11 at 100.00	BB–	$4,647,120

1,595	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB–	1,600,152

5,370	New York City Industrial Development Authority, New York, JetBlue,, 5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	4,180,008

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484:
2,500	17.712%, 6/15/15 (IF)	No Opt. Call	AA+	2,179,300
1,290	17.679%, 6/15/15 (IF)	No Opt. Call	AA+	1,124,828
375	17.712%, 6/15/15 (IF)	No Opt. Call	AA+	320,160
1,250	17.712%, 6/15/32 (IF)	6/17 at 100.00	AA+	1,079,800
7,500	17.712%, 6/15/33 (IF)	6/19 at 100.00	AA+	6,462,300
1,875	17.712%, 6/15/33 (IF)	6/19 at 100.00	AA+	1,615,575

5,500	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49	1/20 at 100.00	BBB	5,546,365

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	Aa2	15,304,960

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 13.719%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	Aa2	1,448,017

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
3,000	5.250%, 12/01/16	No Opt. Call	BB	2,726,190
1,750	5.000%, 12/01/23	6/17 at 100.00	BB	1,362,760

1,305	Suffolk County Industrial Development Agency, New York, Industrial Development Revenue Bonds, Windmill Village LLC Facility, Series 2001, 5.750%, 12/01/31 (Alternative Minimum Tax)	12/11 at 102.00	Aaa	1,286,195

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	N/R	87,052

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	B–	915,660
189,265	Total New York			148,371,763
	North Carolina – 0.4%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	1,058,205

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
750	6.750%, 8/01/24	8/18 at 100.00	N/R	642,563
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	2,887,803

	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149:
2,650	13.223%, 7/15/32 (IF)	1/18 at 100.00	AA–	1,693,536
670	13.170%, 7/15/38 (IF)	1/18 at 100.00	AA–	429,785

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	4,674,670

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,476,040
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,387,287
18,995	Total North Carolina			15,249,889

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 3.0%

$1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	$856,984

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
7,500	5.125%, 6/01/24	6/17 at 100.00	Baa3	5,654,925
36,000	5.875%, 6/01/30	6/17 at 100.00	Baa3	25,121,520
28,785	5.750%, 6/01/34	6/17 at 100.00	Baa3	19,090,788
1,750	6.000%, 6/01/42	6/17 at 100.00	Baa3	1,153,583
9,125	6.500%, 6/01/47	6/17 at 100.00	Baa3	6,611,975
21,170	5.875%, 6/01/47	6/17 at 100.00	Baa3	13,944,679

2,750	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,700,775

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	731,040
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	599,790

4,085	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB	4,022,622

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,294,250

500	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	8/11 at 100.00	B	418,550

890	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	Ba3	832,123

3,720	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/12 at 100.00	Ba3	3,553,828

15,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Ba3	13,594,350

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	2,633,472
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,609,590

7,795	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	6,580,383

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	446,475

2,400	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	BBB	2,095,008

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4), (7)	No Opt. Call	N/R	2,144,375
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4), (7)	7/17 at 102.00	N/R	3,358,000

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (7), (11)	7/17 at 102.00	N/R	50
197,000	Total Ohio			127,049,135
	Oklahoma – 2.2%

6,460	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	5,273,686

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB–	1,655,640

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
$2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	$1,746,278
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,640,380

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,500	7.250%, 11/01/40	5/20 at 100.00	N/R	7,182,375
8,775	7.250%, 11/01/45	5/20 at 100.00	N/R	8,338,268

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	4/11 at 100.00	B–	801,748

31,625	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/11 at 100.00	B–	29,974,175

31,055	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa2	31,468,963

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	1,771,625
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	2,909,197
99,595	Total Oklahoma			93,762,335
	Oregon – 0.4%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,336,280

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A3	1,053,495
2,670	8.250%, 1/01/38	1/19 at 100.00	A3	3,135,968

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	4/11 at 100.00	N/R	371,130
130	5.000%, 10/01/21	7/11 at 100.00	N/R	94,978
735	5.350%, 10/01/31	7/11 at 100.00	N/R	461,492

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	No Opt. Call	BB+	1,571,696

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	9/11 at 100.00	B	7,328,791

1,610	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	1,418,603
19,415	Total Oregon			17,772,433
	Pennsylvania – 1.8%

	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
1,500	6.750%, 11/01/24	No Opt. Call	BB	1,523,520
3,200	6.875%, 5/01/30	11/19 at 100.00	BB	3,233,024

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	1,799,414

6,550	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	Ca	6,132,372

5,120	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,055,706

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
$2,155	5.125%, 10/15/15	No Opt. Call	N/R	$2,164,654
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	4,449,590
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	10,285,645

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
5,975	5.875%, 7/01/31	7/16 at 100.00	N/R	4,995,100
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	3,520,074

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	435,455

1,450	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.010%, 8/01/38 (IF)	8/20 at 100.00	AA	1,356,040

1,020	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	953,302

21,250	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/11 at 100.00	B	17,863,175

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
2,000	5.250%, 6/01/14	4/11 at 100.00	BB	1,917,320
200	5.125%, 6/01/18	4/11 at 100.00	BB	175,406

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
200	6.500%, 1/01/13 (Alternative Minimum Tax)	7/11 at 100.00	CC	121,726
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	7/11 at 100.00	CC	819,750

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	999,930

2,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	No Opt. Call	CCC+	2,000,000

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	796,970

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	4,117,147

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
810	5.800%, 5/01/16	No Opt. Call	BBB–	824,191
1,380	6.050%, 5/01/23	5/16 at 100.00	BBB–	1,282,807
985	6.250%, 5/01/33	5/16 at 100.00	BBB–	864,111

500	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	7/11 at 100.00	N/R	422,150
89,335	Total Pennsylvania			77,108,579
	Puerto Rico – 0.0%

20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	6/11 at 100.00	CCC+	17,014

780	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/11 at 100.00	CCC+	645,544

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	25,691
830	Total Puerto Rico			688,249

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.8%

$630	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005, 6.750%, 1/15/13	No Opt. Call	N/R	$610,936

4,775	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2008, Trust 3210, 21.211%, 10/01/32 (IF)	4/18 at 100.00	AA+	5,289,697

2,635	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3185, 18.866%, 10/01/42 (IF)	4/17 at 100.00	AA+	1,738,046

2,450	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 17.881%, 10/01/26 (IF)	10/16 at 100.00	AA+	1,665,804

8,630	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006-A1, 4.750%, 10/01/43 – FGIC Insured (Alternative Minimum Tax)	4/16 at 100.00	A+	6,895,715

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,564,136

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,280	6.125%, 6/01/32	6/12 at 100.00	BBB	1,212,186
15,540	6.250%, 6/01/42	6/12 at 100.00	BBB	13,471,471

2,260	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	2,074,861
39,750	Total Rhode Island			34,522,852
	South Carolina – 0.7%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4), (7)	11/17 at 100.00	N/R	3,096,823

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	8,312,777

4,040	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,058,482

3,310	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,858,417

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
975	5.250%, 10/01/26	11/16 at 100.00	N/R	644,124
3,215	5.300%, 10/01/35	11/16 at 100.00	N/R	1,905,080

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	N/R	3,866,950

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	897,149
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	762,400

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+	71,598
765	6.250%, 8/01/31	8/13 at 100.00	BBB+	769,904

2,050	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	N/R	1,627,065

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.750%, 8/01/39	8/19 at 100.00	BBB+	925,120
41,812	Total South Carolina			28,795,889

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.2%

$5,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40 (UB)	5/17 at 100.00	AA–	$4,494,300

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 3109:
1,250	16.780%, 11/01/40 (IF)	11/19 at 100.00	AA–	1,079,300
250	16.780%, 11/01/40 (IF)	11/19 at 100.00	AA–	215,860
2,905	16.773%, 11/01/40 (IF)	11/19 at 100.00	AA–	2,508,293
9,405	Total South Dakota			8,297,753
	Tennessee – 3.3%

3,265	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 6.000%, 10/01/35	10/15 at 100.00	N/R	2,779,070

3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38	7/20 at 100.00	BBB+	2,870,156

4,635	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	3,985,173

29,785	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	3/11 at 100.00	C	28,983,188

30,645	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32	3/13 at 100.00	N/R	26,324,055

2,015	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	1,709,445

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
188	5.500%, 11/01/37 (4), (12)	11/17 at 100.00	N/R	75,000
2,438	5.500%, 11/01/46 (4), (12)	11/17 at 100.00	N/R	975,001

69,078	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	64,487,767

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	8,479,627
157,414	Total Tennessee			140,668,482
	Texas – 8.6%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,264,230

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
780	5.250%, 1/01/15 – SYNCORA GTY Insured	No Opt. Call	BB+	751,920
1,000	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BB+	928,560
1,000	5.250%, 1/01/24 – SYNCORA GTY Insured	No Opt. Call	BB+	848,950

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B:
8,000	5.750%, 1/01/24	1/17 at 100.00	BB	7,127,040
22,350	5.750%, 1/01/34	1/17 at 100.00	BB	19,018,062

8,255	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/11 at 100.00	N/R	8,203,819

2,330	Bexar County Housing Finance Corporation, Texas, Multifamily Houisng Revenue Bonds, Dymaxion & Marbach Park Apartments, Series 2000A, 6.100%, 8/01/30 – NPFG Insured	8/12 at 100.00	Baa1	2,043,806

1,990	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, America Opportunity for Housing-Colinas LLC Project, Series 2001A, 5.800%, 1/01/31–NPFG Insured	1/13 at 100.00	Baa1	1,666,227

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,590	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Ca	$1,869,876

2,105	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	CCC–	654,255

1,400	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	CCC–	561,750

1,040	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities, Series 1994, 5.400%, 5/01/29 (Alternative Minimum Tax)	11/15 at 100.00	CCC	318,781

2,820	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	CCC–	982,883

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CCC–	1,486,225

1,300	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax)	3/11 at 100.00	CCC–	359,021

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Ca	540,315

18,250	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	CCC	17,183,470

1,300	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	485,641

2,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CCC–	1,443,920

4,500	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	CCC	1,681,335

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	4,820,897

	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
3,275	0.000%, 1/01/34	No Opt. Call	BBB–	590,090
2,400	0.000%, 1/01/35	No Opt. Call	BBB–	400,344
2,000	0.000%, 1/01/36	No Opt. Call	BBB–	307,340
3,500	0.000%, 1/01/39	No Opt. Call	BBB–	428,085

6,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 6.125%, 12/01/40	12/20 at 100.00	BBB–	5,276,000

5,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	No Opt. Call	BBB–	6,096,475

4,700	Dallas-Fort. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000-A2, 9.000%, 5/01/29 (Mandatory put 5/01/15) (Alternative Minimum Tax)	No Opt. Call	CCC+	4,816,419

3,795	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	5/11 at 100.50	CCC+	3,000,631

21,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC+	22,006,476

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$2,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		$2,187,025

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
290	6.000%, 2/15/14 (Pre-refunded 2/15/13)	2/13 at 100.00	N/R	(5)	306,730
895	7.000%, 2/15/24 (Pre-refunded 2/15/13)	2/13 at 100.00	N/R	(5)	1,000,977
1,085	7.250%, 2/15/29 (Pre-refunded 2/15/13)	2/13 at 100.00	N/R	(5)	1,218,694

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,670	7.000%, 9/01/25	9/14 at 100.00	N/R		3,559,093
18,760	7.125%, 9/01/34	9/14 at 100.00	N/R		17,637,589

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BB+		502,785

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba2		2,546,749

1,050	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)	4/11 at 100.00	BBB		924,483

900	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)	4/11 at 101.00	BBB		900,090

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
890	8.625%, 9/01/29	9/19 at 100.00	N/R		840,801
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R		8,283,480

5,030	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	10/11 at 100.00	N/R		4,719,050

	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H:
10,125	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	Baa1		3,290,828
11,000	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	Baa1		3,351,480
3,890	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa1		500,682

12,485	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/11 at 100.00	Baa1		10,197,998

1,050	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%, 11/15/21 – NPFG Insured	11/11 at 100.00	Baa1		960,666

3,500	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R		3,107,965

340	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R		343,672

8,755	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R		6,959,525

6,660	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R		5,960,633

1,740	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/11 at 100.00	B3		1,491,493

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
1,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B3		1,471,950
9,350	7.000%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B3		9,301,380

500	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	4/11 at 100.00	B3		453,100

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	4/11 at 100.00	B3	$2,691,414

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	3,473,683

145	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	145,599

4,500	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	BBB	4,614,345

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 2903, 17.446%, 1/01/30 (IF)	1/18 at 100.00	A3	9,574,995

6,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	6,133,611

3,500	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	No Opt. Call	B+	3,438,260

715	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/11 at 100.00	CCC–	241,992

1,245	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	CCC–	398,450

1,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Texas Health Resources Tender Option Bond Trust 1197, 14.599%, 5/15/35 (IF)	11/17 at 100.00	AA–	1,077,570

3,245	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Texas Health Resources, Tender Option Bond Trust 11857, 17.660%, 5/15/36 (IF)	11/17 at 100.00	AA–	2,148,125

5,415	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources Project, Trust 1031, 17.076%, 2/15/30 (IF)	2/17 at 100.00	AA–	3,979,808

2,075	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,077,511

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	BBB–	1,397,858

745	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009B, 9.750%, 6/01/27	4/11 at 100.00	N/R	718,463

27,185	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A	28,069,328

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
100	5.250%, 12/15/22	No Opt. Call	A	96,483
1,740	5.250%, 12/15/25	No Opt. Call	A	1,637,114

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
6,050	7.500%, 6/30/32	6/20 at 100.00	Baa3	6,383,476
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	2,816,704
24,280	7.000%, 6/30/40	6/20 at 100.00	Baa3	24,527,656

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	781,160

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	BBB	$7,822,333

3,640	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB+	3,378,138

750	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A, 5.500%, 1/01/33 – NPFG Insured	1/12 at 102.00	Baa1	472,080

	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
7,400	0.000%, 8/15/31 – AMBAC Insured	8/12 at 32.81	BBB+	1,683,574
15,000	0.000%, 8/15/36 – AMBAC Insured	8/12 at 24.17	BBB+	2,293,650

	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series 2002:
50,000	0.000%, 8/15/35 – AMBAC Insured	8/12 at 25.67	BBB+	8,268,000
30,055	0.000%, 8/15/37 – AMBAC Insured	8/12 at 22.71	BBB+	4,247,974

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	3,631,171

3,000	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	N/R	2,897,370

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	CCC–	162,501

3,610	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32	11/17 at 100.00	Baa2	2,926,374

500	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	389,735

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – NPFG Insured (UB)	8/16 at 100.00	Baa1	12,033,000
522,500	Total Texas			365,811,266
	Utah – 0.5%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	6/11 at 100.00	N/R	687,338

2,700	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,626,938

2,050	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	4/11 at 100.00	N/R	2,053,752

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,245	5.550%, 11/15/21	11/16 at 100.00	N/R	1,071,559
200	5.550%, 11/15/26	11/16 at 100.00	N/R	157,530
5,845	5.700%, 11/15/36	11/16 at 100.00	N/R	4,286,489

485	Toole County, Utah, Hazardous Waste Treatment Revenue Bonds, Union Pacific Corporation, Series 1992A, 5.700%, 11/01/26 (Alternative Minimum Tax)	4/12 at 100.00	BBB+	471,216

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,311,713

1,190	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.375%, 7/15/40	7/20 at 100.00	BBB–	1,034,991

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,135	8.000%, 7/15/30	7/18 at 102.00	N/R	2,097,766
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	3,718,254

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Utah (continued)

$675	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 6.000%, 7/15/37	7/15 at 102.00	N/R		$514,890
22,935	Total Utah				20,032,436
	Virgin Islands – 0.0%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB		1,244,762

750	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3		720,533
1,990	Total Virgin Islands				1,965,295
	Virginia – 1.2%

420	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R		379,848

2,469	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 102.00	N/R	(5)	2,859,917

2,174	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R		1,497,647

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R		3,171,413
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R		9,474,480

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/11 at 100.00	B+		243,906

45	Giles County Industrial Development Authority, Virginia, Solid Waste Faciltiy Revenue Bonds, Hoechst Celanese Corporation Project, Series 1992, 6.625%, 12/01/22 (Alternative Minimum Tax)	4/11 at 100.00	B+		42,414

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	4/11 at 100.00	N/R		25,066
40	6.350%, 7/01/12	4/11 at 100.00	N/R		40,355
110	6.550%, 7/01/14	7/12 at 100.00	N/R		111,210
45	6.625%, 7/01/15	7/12 at 100.00	N/R		45,507

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA+		850,493
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA+		415,842
6,060	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA+		1,420,161
7,245	0.000%, 10/01/33 – AGC Insured	No Opt. Call	AA+		1,584,409
8,060	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA+		1,640,774
1,300	0.000%, 10/01/35 – AGC Insured	No Opt. Call	AA+		241,020

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R		2,932,770

10,250	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 – AGM Insured (UB)	7/20 at 100.00	AA+		9,453,473

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		626,922

977	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		867,224

13,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R		13,417,430
77,155	Total Virginia				51,342,281

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington – 1.2%

$1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB)	6/19 at 100.00	AA		$1,588,636

2,500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.104%, 6/01/39 (IF)	6/19 at 100.00	AA		2,385,900

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,825	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,428,154
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,673,202

24,220	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/11 at 101.00	N/R		23,121,865

2,190	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R		1,531,139

	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center Project, Series 2003A:
1,655	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R		1,204,890
6,290	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R		4,399,037

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax) (4), (7)	12/17 at 100.00	N/R		3,855,000

3,545	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180, 19.236%, 4/01/16 (IF) (6)	No Opt. Call	Aa3		3,244,100

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
3,125	18.422%, 10/01/39 (IF) (6)	4/20 at 100.00	AA		2,185,125
1,000	17.524%, 10/01/39 (IF) (6)	4/20 at 100.00	AA		560,200

4,495	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Refunding Series 2007C, 5.500%, 8/15/42 – RAAI Insured	8/17 at 100.00	BBB		3,811,086
62,460	Total Washington				50,988,334
	West Virginia – 1.1%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB		319,222

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,527,416

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
21,165	6.500%, 10/01/38	10/18 at 100.00	N/R		18,663,720
28,275	6.750%, 10/01/43	10/18 at 100.00	N/R		25,463,051
51,480	Total West Virginia				45,973,409
	Wisconsin – 1.1%

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(5)	560,502

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R		8,092,169

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22	8/15 at 102.00	N/R		251,247

1,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	4/11 at 100.00	A3		1,024,322

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	No Opt. Call	Baa2	$1,123,840

5,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 18.712%, 8/15/37 (IF)	2/20 at 100.00	AA–	4,129,440

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R	1,956,240

2,205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 18.601%, 4/01/17 (IF) (6)	No Opt. Call	AA–	1,546,499

5,425	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare Inc., Tender Option Bond Trust 09-3114, 15.493%, 2/15/32 – NPFG Insured (IF)	2/12 at 101.00	A+	3,254,783

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R	1,145,818
875	6.125%, 4/01/24	4/14 at 100.00	N/R	834,426
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	902,370

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	A1	481,360

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB	2,648,928

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB-	2,303,392

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113:
1,335	13.747%, 8/15/26 (IF)	8/16 at 100.00	BBB+	691,797
9,750	13.747%, 8/15/30 (IF)	8/16 at 100.00	BBB+	4,054,830
3,535	14.232%, 8/15/31 (IF)	8/16 at 100.00	BBB+	1,648,335
3,750	14.241%, 8/15/34 (IF)	8/16 at 100.00	BBB+	1,457,100

7,855	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health Services Inc., Series 2006B, 5.125%, 8/15/26 (UB)	8/16 at 100.00	BBB+	6,908,865
62,920	Total Wisconsin			45,016,263
	Wyoming – 0.1%

3,950	Wyoming Community Development Authority, Housing Revenue Bonds, Tender Option Bond Trust 3715, 18.485%, 12/01/15 (IF) (6)	No Opt. Call	AA+	2,701,834
$5,781,236	Total Investments (cost $5,029,071,410) – 102.0%			4,350,885,588
	Floating Rate Obligations – (4.6)%			(197,804,000)
	Other Assets Less Liabilities – 2.6% (17)			113,135,660
	Net Assets – 100%			$4,266,217,248

Investments in Derivatives

Forward Swaps outstanding at January 31, 2011:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$56,000,000	Receive	3-Month USD-LIBOR	4.720%	Semi-Annually	5/25/11	5/25/40	$(3,255,272)
Barclays Bank PLC	79,500,000	Receive	3-Month USD-LIBOR	4.826	Semi-Annually	4/27/11	4/27/40	(6,318,020)
JPMorgan	64,000,000	Receive	3-Month USD-LIBOR	4.783	Semi-Annually	5/05/11	5/05/40	(4,548,631)
Morgan Stanley	20,000,000	Receive	3-Month USD-LIBOR	3.903	Semi-Annually	8/26/11	8/26/40	1,772,998
								$(12,348,925)

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2011

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$4,271,650,340	$79,235,248	$4,350,885,588
Derivatives:
Forward Swaps*	—	(12,348,925)	—	(12,348,925)
Total	$—	$4,259,301,415	$79,235,248	$4,338,536,663
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$79,609,442
Gains (losses):
Net realized gains (losses)	(4,678,734)
Net change in unrealized appreciation (depreciation)	3,902,790
Purchases at cost	23,007,887
Sales at proceeds	(53,535,594)
Net discounts (premiums)	746
Transfers into	30,928,711
Transfers out of	—
Balance at the end of period	$79,235,248

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$1,772,998	Unrealized depreciation on forward swaps*	$14,121,923
*	Represents cumulative unrealized appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $4,828,239,653.

52	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$116,937,654
Depreciation	(792,379,803)
Net unrealized appreciation (depreciation) of investments	$(675,442,149)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in derivatives and/or inverse floating rate transactions.

(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(8)	On February 8, 2011, the Fund’s Adviser directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.50% through September 1, 2011.

(9)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income. The amount past due from May 1, 2010 through November 1, 2010 has been left on the Fund’s records, however the amount accrued from November 1, 2010 through November 23, 2010 has been “written off.”

(11)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(13)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(14)	Principal Amount (000) rounds to less than $1,000.

(15)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(17)	Other Assets Less Liabilities includes Value and/or unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

N/R	Not rated.
DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 1.6%

$3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2		$2,620,350

2,550	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		2,298,698

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.250%, 1/01/14	No Opt. Call	BBB		975,470
1,000	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AA+		982,950
1,000	5.500%, 1/01/22	1/14 at 100.00	BBB		932,990

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aa3		2,007,100
10,550	Total Alabama				9,817,558
	Arizona – 1.8%

1,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009B, 5.500%, 6/01/34 (Mandatory put 6/01/14)	No Opt. Call	Baa2		1,063,980

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–		679,767

4,580	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/16 at 100.00	Aa1		4,498,201

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,500	5.250%, 12/01/19	No Opt. Call	A		1,536,855
1,000	5.250%, 12/01/28	No Opt. Call	A		910,310
2,000	5.000%, 12/01/37 (8)	No Opt. Call	A		1,701,780

965	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R		729,318
11,870	Total Arizona				11,120,211
	Arkansas – 0.2%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB		487,995
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB		960,000
1,500	Total Arkansas				1,447,995
	California – 9.7%

2,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R		1,560,600

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.284%, 4/01/34 (IF)	4/18 at 100.00	AA		807,460

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14 (Pre-refunded 5/01/12)	5/12 at 101.00	AA–	(4)	2,158,480

1,065	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	BBB–		821,616

3,500	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–		3,189,095

1,490	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D, 5.500%, 6/01/19	12/13 at 100.00	A2		1,528,204

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2		955,910

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.415%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA+	$591,976

	California State, General Obligation Bonds, Various Purpose Series 2010:
1,400	5.250%, 3/01/30	3/20 at 100.00	A1	1,331,120
3,000	5.500%, 3/01/40	3/20 at 100.00	A1	2,855,910

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB–	1,599,834

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.398%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,058,841

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	949,420

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.186%, 11/15/46 (IF)	11/16 at 100.00	AA–	286,416

500	Chino Hill, California, Community Facilities District 10 Special Tax Bonds, Series 2010, 5.000%, 9/01/30 - AGM Insured	9/20 at 100.00	AA+	454,065

1,000	Chino, California, Community Facilities District 2009-1, Watson Commerce Center, Special Tax Bonds, Series 2010, 6.750%, 9/01/40	9/20 at 100.00	N/R	917,860

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	4,970,320

2,000	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,233,120

510	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	481,241

1,300	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA+	1,119,794

3,440	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	Baa3	2,258,119

1,000	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA+	893,590

500	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA	476,080

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A	2,665,800

500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/29	7/16 at 100.00	AAA	501,980

2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	2,987,874

1,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	No Opt. Call	BB	1,405,275

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,354,294

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa3	2,931,990

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	No Opt. Call	A	1,599,414

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	3,641,040

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	$910,770

930	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	734,747

1,000	San Bernardino County Redevelopment Agency, California, Cedar Glen Disaster Recovery Project Area Tax Allocation Bonds, Series 2010, 5.750%, 9/01/30	9/18 at 100.00	BBB+	837,010

1,660	San Diego Redevelopment Agency, California, City Heights Redevelopment Project Tax Allocation Bonds, Series 2010A, 5.625%, 9/01/40	9/20 at 100.00	A–	1,378,198

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	686,455

2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	1,884,176

	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds, Series 2010:
425	5.000%, 9/01/29	9/18 at 102.00	A	352,971
500	5.000%, 9/01/35	9/18 at 102.00	A	400,500

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	No Opt. Call	AA+	844,560

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 - AGC Insured	3/19 at 100.00	AA+	188,592

500	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/11 at 100.00	N/R	446,910

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA+	1,332,855
69,890	Total California			59,584,482
	Colorado – 4.8%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	888,330

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
845	4.800%, 12/01/17	No Opt. Call	N/R	692,528
1,150	5.000%, 12/01/26	12/17 at 100.00	N/R	707,147

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 - SYNCORA GTY Insured	9/15 at 100.00	A	1,171,526

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	853,700

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	N/R	870,646

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	N/R	2,155,775

990	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	854,400

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	No Opt. Call	N/R	1,499,850

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	N/R	$1,032,328

2,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA+	1,947,660

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	2,331,617

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
540	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	428,609
395	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	289,452

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	1,743,131

790	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	684,748

2,145	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,019,839

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	718,262

700	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	551,761

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
1,080	6.250%, 11/15/28	No Opt. Call	A	1,116,342
2,775	6.500%, 11/15/38	No Opt. Call	A	2,899,459

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,000	5.250%, 7/15/24	7/20 at 100.00	Baa3	917,110
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,138,102

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	758,089
32,275	Total Colorado			29,270,411
	Connecticut – 1.2%

5,115	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/11 at 100.50	BBB	5,110,243

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 17.538%, 7/01/15 (IF)	No Opt. Call	AAA	1,044,600

1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	1,003,890
7,115	Total Connecticut			7,158,733
	District of Columbia – 0.9%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A	4,547,064

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	823,510
5,365	Total District of Columbia			5,370,574
	Florida – 5.6%

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	No Opt. Call	BBB	1,009,550

550	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	379,170

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$850	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	$903,023

1,480	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A+	1,474,598

1,410	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/13 at 101.00	N/R	1,296,678

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	939,420

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,282,051

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AA+	3,510,035

1,000	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	881,060

1,315	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A, 6.100%, 5/01/23	5/14 at 101.00	N/R	1,211,431

1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	806,730

735	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	A–	708,055

1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A2	1,425,270

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA+	1,931,100

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	1,039,906

4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	AA+	3,728,280

1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	783,890

1,665	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,421,610

2,000	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BBB–	1,770,260

475	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.875%, 5/01/22	5/17 at 100.00	N/R	414,357

500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	479,295

3,330	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	2,419,345

	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
985	5.250%, 5/01/39	No Opt. Call	N/R	612,660
500	6.650%, 5/01/40	5/18 at 100.00	N/R	333,070

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
630	6.000%, 5/01/23	5/13 at 101.00	N/R	562,464
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,021,975
39,030	Total Florida			34,345,283

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 2.7%

$750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	$744,570

2,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	N/R	1,993,240

1,390	Dekalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Ceritificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,346,243

1,240	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)	4/11 at 100.00	BBB–	1,195,199

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41 (WI/DD, Settling 2/28/11)	4/21 at 100.00	A1	4,845,600

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA+	991,670

850	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/22	No Opt. Call	Aa3	848,232

5,500	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41	8/20 at 100.00	AA+	4,827,955
17,730	Total Georgia			16,792,709
	Guam – 0.4%

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B	1,857,840

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	766,436
2,880	Total Guam			2,624,276
	Hawaii – 0.1%

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.500%, 7/01/40	7/20 at 100.00	A3	874,230
	Idaho – 0.2%

1,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	1,087,710
	Illinois – 12.1%

1,000	Bryant, Illinois, Pollution Control Revenue Refunding Bonds, Central Illinois Light Company, Series 1993, 5.900%, 8/01/23	4/11 at 100.00	BBB+	1,000,140

982	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 - RAAI Insured	3/16 at 100.00	N/R	834,572

2,500	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 8.500%, 6/15/23	12/11 at 100.00	N/R	2,497,650

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 - FGIC Insured	No Opt. Call	BBB	1,481,020
1,275	8.250%, 1/01/22 - FGIC Insured	No Opt. Call	BBB	1,677,275

1,705	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, Trust 1060, 20.827%, 6/01/39 (Alternative Minimum Tax) (IF)	6/17 at 104.00	Aaa	1,804,231

1,520	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	1,521,216

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,386,600

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	4/11 at 100.00	BBB–	$4,924,750

1,375	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	N/R	1,142,185

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
900	6.125%, 5/15/27	5/15 at 100.00	N/R	818,379
2,000	6.125%, 5/15/27	5/20 at 100.00	N/R	1,818,620

500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	473,215

1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2, 6.375%, 5/15/17	5/12 at 100.00	N/R	974,780

1,215	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,107,740

1,250	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care Centers, Series 2010, 5.375%, 8/15/40	No Opt. Call	A+	1,082,375

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,075,480

2,590	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,379,381

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	457,960

1,500	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	N/R	1,340,175

1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,026,787

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39	5/19 at 100.00	A2	1,694,903

6,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	5,028,720

3,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	3,096,510

925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA+	867,206

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,341,578

3,940	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	Baa3	3,275,164

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
4,000	5.500%, 1/01/22	1/13 at 100.00	Baa1	3,850,560
1,000	5.625%, 1/01/28	1/13 at 100.00	Baa1	903,340

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	250,634

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	667,820

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B–	1,780,920

1,875	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	B–	1,056,038

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	1,178,075

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,337	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	$1,266,834

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	3,681,729
3,000	6.250%, 6/01/24	No Opt. Call	A–	3,003,720

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	4,750,598

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	949,350

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AA	1,760,594
78,994	Total Illinois			74,228,824
	Indiana – 2.8%

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa2	1,305,691

500	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa3	411,425

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
1,500	5.250%, 10/15/18	No Opt. Call	Aa3	1,584,465
5,000	5.250%, 10/15/20	No Opt. Call	Aa3	5,137,000

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB–	1,319,514

1,000	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–	904,470

905	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	1,021,410

2,000	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments, Series 2010A, 6.000%, 7/01/40	7/20 at 100.00	A+	1,859,600

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	Baa1	3,269,100

210	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007, 5.800%, 9/01/47	9/17 at 100.00	N/R	171,133
16,750	Total Indiana			16,983,808
	Iowa – 0.6%

	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A:
500	5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	486,420
800	5.625%, 8/15/37 – AGC Insured	8/19 at 100.00	Aa3	793,440

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,214,141

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	962,160
3,790	Total Iowa			3,456,161
	Kansas – 1.1%

2,815	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Baa3	2,550,981

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,184,196

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	$1,173,000

2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB	1,582,291
8,130	Total Kansas			6,490,468
	Kentucky – 1.8%

1,790	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	1,797,339

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,000	5.750%, 6/01/25	6/20 at 100.00	Baa2	1,899,140
2,000	6.000%, 6/01/30	6/20 at 100.00	Baa2	1,865,640

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	Aa3	1,558,800

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/11 at 100.00	BB–	1,718,320

900	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	834,174

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A–	1,342,688
11,595	Total Kentucky			11,016,101
	Louisiana – 3.5%

165	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/11 at 104.00	Aaa	170,483

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	3,536,108

1,500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–	1,494,135

3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	3,030,600

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – NPFG Insured	12/12 at 100.00	Baa1	2,566,587

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	2,309,440

2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,020,920

1,800	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA+	1,895,580

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	1,205,235

1,000	Rapides Finance Authority, Louisiana, Revenue Bonds, Cleco Power LLC Project, Series 2008, 6.000%, 10/01/38 (Mandatory put 10/01/11)	10/11 at 100.00	BBB	1,023,290

1,000	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R	999,880

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$1,245	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	A–		$1,135,789
23,340	Total Louisiana				21,388,047
	Maine – 0.3%

1,665	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A1		1,553,412
	Maryland – 0.9%

1,000	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–		888,660

4,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21 (Pre-refunded 4/01/13)	4/13 at 100.00	AA+	(4)	4,361,480
5,000	Total Maryland				5,250,140
	Massachusetts – 1.9%

275	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R		224,367

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28	1/18 at 100.00	N/R		4,007,314

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R		421,785

1,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB		1,494,293

1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2010C, 5.000%, 12/01/30 (Alternative Minimum Tax)	6/20 at 100.00	AA–		918,510

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/11 at 100.00	A–		3,005,670

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		1,082,743
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/11 at 101.00	N/R		538,902
12,985	Total Massachusetts				11,693,584
	Michigan – 2.6%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Aa2		2,807,538

1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.000%, 11/01/30	11/20 at 100.00	AA		1,156,738

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA+		762,576

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		555,955

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA		1,436,091

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB		1,157,513

1,450	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R		1,101,986

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A1		471,475
1,470	5.750%, 11/15/39	11/19 at 100.00	A1		1,359,368

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A	$1,962,700

3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	3,339,810
16,525	Total Michigan			16,111,750
	Minnesota – 1.3%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	813,460

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	902,550

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	3,267,180

2,500	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	BB+	2,137,325

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,128,632
8,580	Total Minnesota			8,249,147
	Mississippi – 0.3%

975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (7)	2/21 at 102.00	NA	921,814

1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/11 at 100.00	BBB	976,820
1,975	Total Mississippi			1,898,634
	Missouri – 1.2%

2,540	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	2,287,346

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,359,665

1,802	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/11 at 100.00	N/R	1,463,206

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,197,969
8,249	Total Missouri			7,308,186
	Nevada – 1.1%

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	1,852,260

2,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23	6/19 at 100.00	A	2,207,440

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,310	6.500%, 9/01/20	9/18 at 100.00	N/R	1,242,863
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R	1,668,029
7,210	Total Nevada			6,970,592
	New Hampshire – 1.9%

3,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – NPFG Insured	5/12 at 101.00	A3	3,536,400

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,360,595

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire (continued)

$1,090	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Refunding Series 2003B, 5.600%, 10/01/22	No Opt. Call	BBB+	$1,090,283

2,365	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2010C subseries 2005D, 5.750%, 1/01/35	No Opt. Call	Aa2	2,373,065

1,575	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2010C Subseries 2006J, 5.150%, 1/01/37	No Opt. Call	Aa2	1,561,565
12,030	Total New Hampshire			11,921,908
	New Jersey – 3.6%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa2	1,590,799

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	771,882

	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B:
2,000	6.250%, 12/01/18	No Opt. Call	Baa1	2,199,120
600	7.500%, 12/01/32	6/19 at 100.00	Baa1	650,826

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.160%, 6/01/30 (IF) (8)	6/19 at 100.00	AA	1,334,519

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	7,289,659

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA+	3,163,830

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	Aa3	1,015,120

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA+	2,183,800

895	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	940,099

2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	Baa3	1,194,720
22,000	Total New Jersey			22,334,374
	New Mexico – 0.9%

2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	Baa3	1,888,300

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	N/R	2,703,090

1,195	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	1,187,280
6,195	Total New Mexico			5,778,670
	New York – 5.1%

	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,071,664
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	1,959,920

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,194,250

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,001,160

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$1,000	5.750%, 10/01/37	10/17 at 100.00	N/R		$618,300
1,000	5.875%, 10/01/46	10/17 at 102.00	N/R		609,870

2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+		2,111,046

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.712%, 6/15/33 (IF)	6/19 at 100.00	AA+		861,640

135	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa2	(4)	145,534

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–		3,619,770

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–		2,393,111

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–		755,528

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1		5,276,800

4,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	4/11 at 100.00	N/R		3,759,680

1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30	12/20 at 100.00	N/R		1,103,918
31,925	Total New York				31,482,191
	North Carolina – 1.3%

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R		856,750

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
1,920	26.629%, 10/01/21 (IF)	10/16 at 100.00	AA+		2,730,566
585	26.843%, 10/01/34 (IF)	10/15 at 100.00	AA+		859,464

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–		1,113,890

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		1,113,600

1,715	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 22C, 5.250%, 1/01/39 (Alternative Minimum Tax)	10/17 at 100.00	AA		1,571,986
7,220	Total North Carolina				8,246,256
	North Dakota – 0.3%

1,960	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%, 11/01/31 (WI/DD, Settling 2/09/11)	11/21 at 100.00	AA–		1,953,003
	Ohio – 3.1%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AA+		2,464,561

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset–Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,620	5.750%, 6/01/34	6/17 at 100.00	Baa3		1,737,636
3,480	5.875%, 6/01/47	6/17 at 100.00	Baa3		2,292,276

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
$3,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	$2,646,960
2,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	1,791,400

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	2,860,701

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB	689,311

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,225,705

1,270	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,268,603
22,045	Total Ohio			18,977,153
	Oklahoma – 0.3%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – SYNCORA GTY Insured	11/14 at 100.00	A+	1,836,568
	Oregon – 0.2%

1,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	913,860

265	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	4/11 at 100.00	Ba3	245,986
1,265	Total Oregon			1,159,846
	Pennsylvania – 1.4%

1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	N/R	971,900

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	968,970

940	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.500%, 8/01/38 (IF)	8/20 at 100.00	AA	1,028,435

3,000	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	3,076,530

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	BBB–	1,131,972

525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A, 4.750%, 10/01/25	10/19 at 100.00	AA+	501,968

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	403,123

390	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	387,500
8,535	Total Pennsylvania			8,470,398
	Puerto Rico – 1.7%

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	1,761,380

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+	1,047,469

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
4,000	5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	A3	3,834,640

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico (continued)

$1,000	5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	A3	$945,190

3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	3,062,663
11,780	Total Puerto Rico			10,651,342
	Rhode Island – 0.2%

1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset–Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/12 at 100.00	BBB	947,020
	South Carolina – 1.9%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	224,232

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A+	2,467,025
3,250	5.500%, 10/01/31	10/11 at 100.00	A+	3,136,965

1,280	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	1,285,338

2,145	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	2/13 at 100.00	Aa1	2,268,209

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	Aa2	2,079,600
11,375	Total South Carolina			11,461,369
	Tennessee – 1.8%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	6.000%, 10/01/23	10/18 at 100.00	AA	543,075
1,500	6.125%, 10/01/28	10/18 at 100.00	AA	1,581,840

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2	1,017,510

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	2,557,919

135	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30	12/20 at 100.00	A–	116,423

2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32	3/13 at 100.00	N/R	1,718,000

125	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	50,000

3,602	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	3,362,647
11,297	Total Tennessee			10,947,414
	Texas – 6.1%

1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.750%, 12/01/29 (Alternative Minimum Tax)	4/11 at 100.00	CCC+	752,900

1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB–	1,210,425

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	No Opt. Call	BBB–	2,331,546

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	$1,312,215

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AA+	1,240,456

5,000	Liberty Hill Independent School District, Williamosn County, Texas, General Obligation Bonds, Series 2011, 5.000%, 8/01/40 (WI/DD, Settling 2/17/11)	8/19 at 100.00	A1	5,008,600

1,080	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Refunding Series 2005, 5.625%, 2/15/35	2/16 at 100.00	BBB–	908,399

1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB	1,055,320

1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.125%, 3/01/31	3/19 at 100.00	AA	1,498,065

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33	1/18 at 100.00	A3	1,890,500

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,104,790

1,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	Baa2	926,070

500	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	486,790

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,189,470

1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14	11/11 at 100.00	N/R	991,850

890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	A1	823,010

810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	811,272

2,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	2,828,560

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	781,160

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 17.092%, 2/01/17 (IF)	No Opt. Call	Aaa	1,800,610

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Ba1	3,058,807

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	No Opt. Call	N/R	735,750

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB+	471,365
37,790	Total Texas			37,217,930
	Utah – 1.2%

3,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	4/11 at 100.00	N/R	3,531,451

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	$835,880

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,109,975

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BBB–	975,271

	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series 2008A:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	413,685
950	6.500%, 6/15/38	6/17 at 100.00	N/R	761,824
8,360	Total Utah			7,628,086
	Virgin Islands – 1.0%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	493,885

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,244,762

875	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	840,621

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	1,271,700

2,625	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/21	4/11 at 100.00	N/R	2,517,375
6,740	Total Virgin Islands			6,368,343
	Virginia – 0.5%

85	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	6/11 at 100.00	Ba3	78,339

1,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	4/11 at 100.00	BBB	1,075,591

2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	1,145,840

1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R	1,032,110
4,160	Total Virginia			3,331,880
	Washington – 1.0%

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – NPFG Insured	9/12 at 100.00	Aa3	184,321

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.104%, 6/01/34 (IF)	6/19 at 100.00	AA	944,678

2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa2	1,680,240

3,360	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	3,383,184
6,495	Total Washington			6,192,423
	West Virginia – 0.5%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R	419,755

1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company Project, Series 2010, 5.375%, 12/01/38	12/20 at 100.00	BBB	902,140

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	$934,290

1,000	West Virginia Housing Development Fund, Single Family Housing Program, Housing Finance Bonds, Series 2010C, 4.750%, 11/01/40	5/19 at 100.00	AAA	893,110
3,500	Total West Virginia			3,149,295
	Wisconsin – 3.7%

1,385	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset–Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12) (8)	6/12 at 100.00	AAA	1,451,300

630	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 6/01/11	No Opt. Call	N/R	628,608

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–	3,442,565

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A+	2,815,338

1,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	4/11 at 100.00	A3	1,838,035

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A3	954,980

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A3	2,033,700

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.125%, 4/01/36	4/20 at 100.00	N/R	2,541,000

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	2,755,230

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009:
1,800	6.625%, 2/15/32	2/14 at 100.00	A+	1,837,764
595	6.625%, 2/15/39	2/19 at 100.00	A+	618,806

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113, 13.747%, 8/15/33 (IF)	8/13 at 100.00	BBB+	833,100

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	BBB+	1,067,463
25,340	Total Wisconsin			22,817,889
	Wyoming – 1.0%

1,325	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A+	1,367,904

1,120	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26	8/19 at 100.00	A2	1,137,707

3,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB+	3,320,100
5,945	Total Wyoming			5,825,711
$653,680	Total Investments (cost $624,793,205) – 99.4%			610,792,095
	Other Assets Less Liabilities – 0.6%			3,827,808
	Net Assets – 100%			$614,619,903

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2011

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$610,742,095	$50,000	$610,792,095

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$649,400
Gains (losses):
Net realized gains (losses)	22,591
Net change in unrealized appreciation (depreciation)	252,969
Purchases at cost	—
Sales at proceeds	(874,960)
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$50,000

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $623,997,458.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$18,663,091
Depreciation	(31,868,454)
Net unrealized appreciation (depreciation) of investments	$(13,205,363)

72	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease acrruing additional income on the Fund’s records.
(7)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 1.1%

$12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – NPFG Insured	8/12 at 77.49	Baa1	$8,310,483
	Arizona – 0.9%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – NPFG Insured	7/14 at 100.00	AA+	1,022,530

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA	4,851,780

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured	9/20 at 100.00	AA+	918,500
8,000	Total Arizona			6,792,810
	Arkansas – 0.4%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – NPFG Insured	11/14 at 100.00	Aa2	2,012,740

1,000	University of Arkansas, Fort Smith, Student Fee Revenue Bonds, Series 20019, 4.750%, 12/01/34	6/19 at 100.00	Aa2	924,710
3,000	Total Arkansas			2,937,450
	California – 16.0%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	A–	1,273,632

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AA	4,942,250

10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	11,439

990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – NPFG Insured	12/14 at 100.00	AAA	1,011,384

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	931,030

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	AAA	921,860

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	3,707,382

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	4,921,500

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	A2	4,558,200

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	2,242,845

4,500	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	4,100,580

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,172,832

6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	4,989,660

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–	1,226,954

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA+	929,016

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AA+		$6,096,180

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	A+		5,013,845

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	4/11 at 100.00	BBB	(4)	15,027,373

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		11,083,699

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	BBB		1,738,439

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,562,425

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – AGM Insured	5/15 at 100.00	AA+		9,740,000

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+		1,418,325

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1		6,230,097

2,405	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/24 – AGM Insured	6/17 at 100.00	AA+		1,893,793

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa1		2,800,918
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa1		8,887,260

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A2		6,186,852

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA		3,479,705

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – NPFG Insured	10/12 at 100.00	AA–		4,949,400

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+		1,812,560
180,875	Total California				125,861,435
	Colorado – 1.6%

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A		1,943,719

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa1		3,186,150

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa		1,100,212

2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – NPFG Insured	12/14 at 100.00	Aa2		2,884,007

2,000	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured	12/20 at 100.00	AA+		2,019,220

1,390	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2		1,402,830
24,410	Total Colorado				12,536,138

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.8%

$1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39	7/20 at 100.00	AA	$985,770

3,475	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	3,508,499

2,125	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	2,190,386
6,600	Total Connecticut			6,684,655
	Florida – 4.3%

850	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AA+	860,498

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – AGM Insured (Alternative Minimum Tax)	2/11 at 100.00	AA+	3,930,550

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – AGM Insured (Alternative Minimum Tax)	7/11 at 102.00	AA+	6,012,830

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	3,538,675
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	6,308,090

10,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	AA+	9,570,800

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
780	5.550%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AA+	782,434
2,505	5.750%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AA+	2,505,752
33,895	Total Florida			33,509,629
	Georgia – 4.4%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	Aa2	1,948,300

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA+	6,943,650

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – NPFG Insured	7/14 at 100.00	A3	4,993,748

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,280,888
2,490	5.250%, 5/01/23 – NPFG Insured	5/14 at 100.00	Aa3	2,528,022
2,440	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	2,310,948

11,075	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA+	10,787,715

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – SYNCORA GTY Insured	7/13 at 100.00	Aa3	2,284,290

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	903,330

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA+	904,000
35,460	Total Georgia			34,884,891

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Hawaii – 1.3%

$5,795	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 – AGM Insured	2/12 at 100.00	AA+		$6,025,177

4,205	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AA+	(4)	4,416,974
10,000	Total Hawaii				10,442,151
	Idaho – 0.5%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2		1,031,690
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2		1,089,910

1,775	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI, 5.500%, 7/01/38	7/19 at 100.00	N/R		1,783,218
3,840	Total Idaho				3,904,818
	Illinois – 4.0%

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.146%, 6/01/14 (IF)	No Opt. Call	AAA		3,721,593

8,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/11 at 100.50	AA–		8,050,080

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1		2,895,901

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – NPFG Insured (Alternative Minimum Tax)	1/12 at 100.00	A1		3,028,200

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – NPFG Insured	6/11 at 100.00	Baa1		310,791

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA		4,257,472

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	BBB	(4)	2,024,337

13,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA		1,237,730

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA		1,845,800

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	A2		4,422,658
54,930	Total Illinois				31,794,562
	Indiana – 6.0%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AA–	(4)	3,265,348
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AA–	(4)	8,808,250

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – NPFG Insured	7/12 at 100.00	AA+	(4)	4,264,920

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+		3,643,563

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA+		3,593,520

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
$11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA–	(4)	$12,675,295
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA–	(4)	6,473,284

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+	(4)	3,198,690

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – NPFG Insured	4/12 at 100.00	A–	(4)	1,062,215
45,330	Total Indiana				46,985,085
	Kansas – 1.5%

6,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA		5,559,720

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA		3,076,407

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – AGM Insured	9/14 at 101.00	AA+		3,158,145
12,200	Total Kansas				11,794,272
	Louisiana – 2.2%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – NPFG Insured	11/14 at 100.00	A+		3,163,359

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		2,359,793

2,600	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1		2,603,094

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+		9,109,800
18,305	Total Louisiana				17,236,046
	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		915,033
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		1,509,480
2,800	Total Maryland				2,424,513
	Massachusetts – 2.1%

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.476%, 7/01/29 (IF)	7/19 at 100.00	AA		4,963,426

425	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	7/11 at 100.00	N/R		407,783

8,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	8,941,760

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.014%, 8/01/38 (IF)	8/19 at 100.00	AAA		2,444,068
17,425	Total Massachusetts				16,757,037
	Michigan – 3.4%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+		6,954,857

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	Aa2		8,203,274

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – SYNCORA GTY Insured	4/13 at 100.00	BB	$2,746,385

1,720	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 100.00	AA	1,710,832

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	1,828,120

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	A2	5,563,936
32,875	Total Michigan			27,007,404
	Mississippi – 0.7%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA+	5,121,900
	Missouri – 2.5%

7,600	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA+	7,705,488

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, –13.600%, 5/15/17 (IF)	No Opt. Call	AAA	4,553,233

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGM Insured	No Opt. Call	AA+	1,243,400
7,000	0.000%, 7/15/32 – AGM Insured	No Opt. Call	AA+	1,626,310
6,250	0.000%, 7/15/33 – AGM Insured	No Opt. Call	AA+	1,356,563
7,000	0.000%, 7/15/34 – AGM Insured	No Opt. Call	AA+	1,416,170
6,000	0.000%, 7/15/35 – AGM Insured	No Opt. Call	AA+	1,133,940
2,000	0.000%, 7/15/36 – AGM Insured	No Opt. Call	AA+	352,220
45,305	Total Missouri			19,387,324
	Nevada – 1.1%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	6/11 at 101.00	BBB	3,624,638

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aa3	1,957,060

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,070	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	D	722,791
2,000	5.375%, 1/01/40 – AMBAC Insured	7/11 at 100.00	N/R	447,540

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	BBB+	1,937,019
13,795	Total Nevada			8,689,048
	New Hampshire – 0.4%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 13.245%, 6/01/39 (IF)	6/19 at 100.00	AA+	3,522,337
	New Jersey – 3.0%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,812,896
1,775	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,802,193

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,262,918

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
$6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	$6,896,565
4,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AA+	4,122,200

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA+	3,172,860
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA+	3,427,279
22,515	Total New Jersey			23,496,911
	New Mexico – 0.9%

2,585	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%, 5/15/20 – AGM Insured	5/19 at 100.00	AA+	2,857,252

4,230	University of New Mexico, FHA–Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%, 7/01/23 – AGM Insured	7/14 at 100.00	AA+	4,269,466
6,815	Total New Mexico			7,126,718
	New York – 4.1%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB	1,891,976

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA+	4,906,639

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,718,613

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.041%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,836,740
2,335	13.030%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,144,394

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	3,075,515

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,374,922

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	778,306

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,017,350

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	AA	135,680

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,060,358

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,739,801
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,543,967
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,013,640
33,545	Total New York			32,237,901
	North Carolina – 1.6%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.245%, 7/01/38 (IF)	7/20 at 100.00	AAA	1,825,710

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	2,988,870

7,950	Winston–Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2009, 5.000%, 6/01/39	6/19 at 100.00	AAA	7,973,612
12,730	Total North Carolina			12,788,192

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Dakota – 0.6%

$5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A		$4,631,450
	Ohio – 2.9%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
130	5.125%, 6/01/24	6/17 at 100.00	Baa3		98,019
1,420	5.875%, 6/01/30	6/17 at 100.00	Baa3		990,904
1,370	5.750%, 6/01/34	6/17 at 100.00	Baa3		908,611
3,145	5.875%, 6/01/47	6/17 at 100.00	Baa3		2,071,612

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – AGM Insured	6/14 at 100.00	AA+		1,027,210

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	BBB+		2,517,975

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1		7,002,847

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA+		2,282,179

2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa2	(4)	2,946,187

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		2,674,140
25,950	Total Ohio				22,519,684
	Oklahoma – 0.1%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	A		911,900
	Oregon – 1.1%

3,000	Ontario Hospital Facility Authority, Oregon, Revenue Bonds, Trinity Health Group, Series 2010E, 5.000%, 12/01/37	12/20 at 100.00	AA		2,818,620

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,849,325

3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/33	5/19 at 100.00	AAA		3,021,030
8,500	Total Oregon				8,688,975
	Pennsylvania – 4.9%

1,670	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010, 5.000%, 6/01/40 – AGM Insured	No Opt. Call	AA+		1,600,528

1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA+		1,680,193

735	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA		723,078

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3		1,060,689

12,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA+		8,997,240

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA+		5,020,039

7,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA+		6,688,570

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010:
$3,400	5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA+		$3,224,186
1,500	5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	AA+		1,385,700

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	A1		2,583,163

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa2		5,260,580
41,715	Total Pennsylvania				38,223,966
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	A3		1,257,263

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA+		911,560
2,550	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA+		2,762,925
3,000	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA+		3,257,640
3,440	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA+		3,731,437
2,250	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA+		2,433,128
13,330	Total Puerto Rico				14,353,953
	Rhode Island – 0.1%

635	Providence Housing Development Corporation, Rhode Island, FHA – Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – NPFG Insured	7/11 at 100.00	Baa1		636,613
	South Carolina – 1.6%

2,105	Medical University Hospital Authority, South Carolina, FHA – Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	Baa1		2,134,007

3,785	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – AGM Insured	4/12 at 100.00	AA+		3,641,889

6,565	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 (Pre-refunded 4/15/12) – AGM Insured	4/12 at 100.00	AA+	(4)	6,936,316
12,455	Total South Carolina				12,712,212
	Tennessee – 1.7%

10,000	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	Aa2		8,982,400

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+		733,990
755	5.000%, 7/01/17	7/16 at 100.00	BBB+		757,273
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+		1,375,680

705	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/11 at 100.00	A2		705,472

1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA+		1,008,360
14,780	Total Tennessee				13,563,175
	Texas – 9.2%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA+		5,147,947

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		8,015,520
3,855	5.500%, 11/01/31 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		3,736,459

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A1		$4,596,050

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	11/11 at 100.00	Baa1		4,574,600
6,500	5.250%, 11/15/22 – NPFG Insured	11/11 at 100.00	Baa1		5,812,690
6,800	5.250%, 11/15/30 – NPFG Insured	11/11 at 100.00	Baa1		5,744,776
2,500	5.375%, 11/15/41 – NPFG Insured	11/11 at 100.00	Baa1		2,070,325

3,755	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – NPFG Insured	3/12 at 100.00	AA		3,764,237

1,255	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 (Pre-refunded 3/01/12) – NPFG Insured	3/12 at 100.00	Aa2	(4)	1,316,520

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AA		1,235,387

11,895	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–		11,583,826

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	BBB+		14,656,399
81,030	Total Texas				72,254,736
	Utah – 1.7%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	5/11 at 100.00	A		5,009,450

6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		5,833,711

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/29 – NPFG Insured	6/17 at 55.29	Aa3		2,297,066
18,165	Total Utah				13,140,227
	Vermont – 0.0%

210	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – AGM Insured	5/11 at 100.00	AA+		212,594
	Virginia – 0.1%

500	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009C, 5.000%, 5/15/25	5/19 at 100.00	AA+		508,790
	Washington – 7.1%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax)	7/11 at 101.00	AA		2,796,240

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA		4,590,986

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series 2002A, 5.750%, 7/01/18 – NPFG Insured	7/12 at 100.00	Aaa		10,586,100

7,000	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	No Opt. Call	AAA		7,000,910

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.266%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+		2,174,936

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	A1		6,007,860

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1		7,474,402

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1		8,779,826

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	A1		$1,842,191

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Bonds, Refunding Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AA		1,038,570

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.225%, 7/01/14 – AGM Insured (IF)	7/16 at 100.00	AA+		3,436,151
55,745	Total Washington				55,728,172
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A		2,445,360

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A+		1,578,786

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – NPFG Insured	5/13 at 100.00	AA	(4)	5,468,250
8,650	Total Wisconsin				9,492,396
$932,875	Total Investments (cost $809,554,330) – 99.2%				779,812,553
	Floating Rate Obligations – (1.0)%				(7,495,000)
	Other Assets Less Liabilities – 1.8%				13,607,423
	Net Assets – 100%				$785,924,976

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$779,812,553	$—	$779,812,553

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $802,726,038.

84	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$15,471,343
Depreciation	(45,881,608)
Net unrealized appreciation (depreciation) of investments	$(30,410,265)

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financial transation.

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.2%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	Aa1		$7,471,322

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2		3,120,660
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2		2,235,063

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		775,613
820	5.000%, 11/15/15	No Opt. Call	A3		852,218
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		2,982,125

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
10,000	5.250%, 1/01/12	No Opt. Call	BBB		9,944,000
7,000	5.250%, 1/01/13	No Opt. Call	BBB		6,886,110
10,000	5.250%, 1/01/14	No Opt. Call	BBB		9,754,700

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		9,852,112

1,645	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/14	No Opt. Call	A–		1,732,777
55,150	Total Alabama				55,606,700
	Arizona – 2.5%

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A		2,788,624
1,000	5.000%, 4/01/17	4/14 at 100.00	A		1,027,550

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,000	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA+		5,382,300
5,000	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+		5,316,300
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA+		6,364,289
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA+		7,678,500

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A2	(4)	6,654,900

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,784,289

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R	(4)	3,065,265

9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	No Opt. Call	A+		8,665,769

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–		1,177,788

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	Aa2		11,964,260
60,795	Total Arizona				62,869,834
	Arkansas – 1.4%

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA+		1,524,553

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA+		7,461,955
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA+		7,059,678

8,055	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006, 4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA		8,579,381

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
$1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A	$1,349,077
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A	1,067,120

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	592,388
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,149,436
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,195,594
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,242,946

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,353,553
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,039,210
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,201,150
32,820	Total Arkansas			34,816,041
	California – 7.8%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,237,720
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,776,800

7,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA–	8,421,000

2,620	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA–	2,811,496

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	7/11 at 100.00	A	3,851,613

7,680	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	7,902,566

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A2	8,579,768
3,940	5.500%, 6/01/17	12/13 at 100.00	A2	4,143,422

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
1,670	5.250%, 7/01/11	No Opt. Call	BBB	1,684,813
750	5.250%, 7/01/13	No Opt. Call	BBB	776,085
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB	1,103,640

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	8,868,600

	California, Economic Recovery Revenue Bonds, Series 2004A:
10,000	5.250%, 7/01/13	No Opt. Call	Aa3	10,885,400
5,805	5.250%, 7/01/14	No Opt. Call	Aa3	6,432,056

1,695	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	AAA	1,926,859

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – NPFG Insured	2/13 at 100.00	A1	11,549,484

6,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	6,431,580

11,965	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – NPFG Insured	No Opt. Call	A1	12,467,410

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	973,123

630	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset–Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	685,881

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset–Backed Bonds, Series 2007A-1:
$7,500	5.000%, 6/01/17	No Opt. Call	BBB		$7,356,075
9,345	4.500%, 6/01/27	6/17 at 100.00	BBB–		6,757,183

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R		5,403,350

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA+	(4)	5,535,900

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 – AMBAC Insured	No Opt. Call	AA+		2,303,583
2,145	5.000%, 9/01/22 – AMBAC Insured	No Opt. Call	AA+		2,200,019
2,000	5.000%, 9/01/23 – AMBAC Insured	No Opt. Call	AA+		2,037,740

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A		10,037,700

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A		10,037,700

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/11 at 100.00	A2		5,707,860

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+		4,164,720

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA+		1,000,029
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA+		1,040,293
4,075	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA+		1,864,231

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A		4,438,400

2,005	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa1		2,065,170

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		101,464

8,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – AGM Insured	5/13 at 101.00	AA+		8,647,120

215	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/11 at 100.00	Baa1		210,827
198,880	Total California				194,418,680
	Colorado – 2.5%

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		16,543,385

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB		6,375,569

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,050,140
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,037,070

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+		10,616,200

2,460	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 100.00	A+		2,468,733

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		$10,214,334

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R	(4)	6,375,600

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa1		4,907,450

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	Baa1		1,443,500

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3		881,459
69,680	Total Colorado				61,913,440
	Connecticut – 0.1%

3,450	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/11 at 100.00	BBB		3,453,209
	District of Columbia – 2.1%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,130,768
3,550	5.800%, 5/15/13	5/11 at 101.00	BBB		3,601,511
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,779,236
7,725	6.250%, 5/15/24	5/11 at 101.00	BBB		7,336,742
2,920	6.500%, 5/15/33	No Opt. Call	BBB		2,816,574

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	4/11 at 100.00	AA+		11,711,332

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	Aa2		12,326,723

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20	10/19 at 100.00	A		469,787
1,715	6.500%, 10/01/23	10/19 at 100.00	A		1,865,063
825	6.500%, 10/01/24	10/19 at 100.00	A		884,714
49,570	Total District of Columbia				51,922,450
	Florida – 6.1%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	Aa3		5,021,800

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		12,855,887
33,060	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+		33,873,273

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,311,500

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – AGM Insured	7/13 at 101.00	AA+		8,194,175

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	AA+		7,946,890

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	A2		5,372,050

500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A, 5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)	4/11 at 100.00	A2		469,755

5,475	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A2		4,812,689

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3		$4,717,000

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	Aa3		1,616,738
1,975	5.000%, 4/01/21	4/20 at 100.00	Aa3		2,009,464
5,000	5.250%, 4/01/30	4/20 at 100.00	Aa3		4,689,400

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	6,283,773

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,438,467

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – NPFG Insured	No Opt. Call	A		8,224,180

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	Aa3		9,677,880

21,055	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA		20,274,702

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AA+		6,285,964
149,690	Total Florida				152,075,587
	Georgia – 0.5%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	A		10,146,600

2,275	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R		2,258,529

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB–		1,030,680
13,275	Total Georgia				13,435,809
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		456,561
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,251,627
1,750	Total Idaho				1,708,188
	Illinois – 7.1%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		18,678,275

4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.146%, 6/01/14 (IF)	No Opt. Call	AAA		4,926,787

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	N/R	(4)	9,920,092

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	7/11 at 100.00	AA		7,026,403

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/11 at 100.50	AA–		10,066,000

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		20,921,800

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA		$6,598,865

1,850	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa2		1,681,280

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB		5,160,850

600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.250%, 5/15/12 (ETM)	No Opt. Call	Aaa		635,292

405	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa3		410,945

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – NPFG Insured	5/11 at 100.00	A2		1,002,260

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	8/13 at 100.00	AA–		7,915,733

375	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A+		390,218

	Illinois State, General Obligation Bonds, Refunding Series 2010:
155	5.000%, 1/01/16 DD1	No Opt. Call	A+		161,290
170	5.000%, 1/01/18 DD1	No Opt. Call	A+		171,377
5,900	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA+		5,911,210
16,875	5.000%, 1/01/19	No Opt. Call	A+		16,798,050

	Illinois State, General Obligation Bonds, Series 2006A:
800	5.000%, 6/01/16	No Opt. Call	A+		819,088
10,000	5.000%, 6/01/18	No Opt. Call	A+		10,046,900

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A+		878,050

1,760	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.000%, 10/01/16 – NPFG Insured	10/12 at 100.00	A+		1,781,490

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+		11,944,180
5,000	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+		7,136,000

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – NPFG Insured	6/12 at 101.00	AAA		22,802,430

1,889	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,789,865
166,284	Total Illinois				175,574,730
	Indiana – 0.8%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB		2,716,050

2,575	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	4/11 at 100.00	N/R	(4)	2,624,337

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–		3,036,768

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–		5,290,050

2,750	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	Baa1		2,971,733

1,685	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/11 at 100.00	N/R	(4)	2,047,359

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5), (6)	2/15 at 100.00	CCC	$1,978,758
23,020	Total Indiana			20,665,055
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BB+	1,263,091
2,235	5.250%, 7/01/14	No Opt. Call	BB+	2,158,429
4,460	5.250%, 7/01/15	No Opt. Call	BB+	4,233,923
2,000	5.250%, 7/01/16	No Opt. Call	BB+	1,842,620
820	5.000%, 7/01/19	7/16 at 100.00	BB+	705,676

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA	50,724

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	2,541,528
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	92,419
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,227,122
14,615	Total Iowa			14,115,532
	Kansas – 0.4%

2,200	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III, 5.000%, 11/15/34	11/19 at 100.00	A+	2,032,888

3,760	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R	3,778,950

5,590	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB	2,968,122
11,550	Total Kansas			8,779,960
	Kentucky – 1.2%

6,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA+	6,354,754

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa2	22,825,881
26,845	Total Kentucky			29,180,635
	Louisiana – 3.6%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	A–	11,902,052
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	A–	9,519,840
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	12,759,862

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa	11,746,077

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	1,154,720

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,000	5.000%, 5/15/16	No Opt. Call	Baa1	2,003,800
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	4,858,020

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
$2,745	5.250%, 5/01/18 – FGIC Insured	5/15 at 100.00	Aa1		$2,971,243
5,500	5.000%, 5/01/24 – FGIC Insured	5/15 at 100.00	Aa1		5,612,365
7,220	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1		7,284,041

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – AGM Insured	4/11 at 100.00	AA+		5,039,507

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,492,736

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset–Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	A–		11,814,026
88,110	Total Louisiana				89,158,289
	Maryland – 0.1%

695	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/11 at 100.00	Aa2		696,029

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3		228,918

2,000	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A		2,027,060
2,945	Total Maryland				2,952,007
	Massachusetts – 5.8%

3,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	Aa1		4,166,470

8,140	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AAA		8,661,774

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA		11,501,500

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,210	5.000%, 10/01/17	No Opt. Call	N/R		2,027,476
515	5.000%, 10/01/18	10/17 at 100.00	N/R		465,993

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	6/11 at 100.00	A–		1,499,880
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	6/11 at 100.00	A–		1,829,800

1,225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/11 at 101.00	N/R		943,079

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	Aa1		11,432,600

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	Aa1	(4)	13,495,250

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	Aa1	(4)	7,759,699

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+	(4)	11,394,300

29,240	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 –AGM Insured	No Opt. Call	AA+		34,286,529

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
20,835	5.000%, 12/15/12 – AGM Insured	No Opt. Call	AAA		22,451,171
12,000	5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA		13,281,720
130,530	Total Massachusetts				145,197,241

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 3.8%

$9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AA+	$9,551,821

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	BB	6,998,499

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – NPFG Insured	1/12 at 100.00	A	11,105,518

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB	7,597,275

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	7,001,778

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+	1,080,605

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A	2,043,080
3,530	5.000%, 7/15/19	7/17 at 100.00	A	3,555,063

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,213,650

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – AGM Insured	6/15 at 100.00	AA+	9,053,414

3,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – AGM Insured	10/13 at 100.00	AA+	3,790,220

1,500	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,556,625

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	Baa3	1,045,192
1,260	5.500%, 6/01/17	6/16 at 100.00	Baa3	1,200,326
1,330	5.500%, 6/01/18	6/16 at 100.00	Baa3	1,252,514

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,523,729

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20 (WI/DD, Settling 3/02/11)	No Opt. Call	Aa2	5,124,365
4,845	5.000%, 5/01/21 (WI/DD, Settling 3/02/11)	11/20 at 100.00	Aa2	5,010,941
3,845	5.000%, 5/01/22 (WI/DD, Settling 3/02/11)	11/20 at 100.00	Aa2	3,931,090

1,485	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	A–	1,491,178

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,450,480
92,395	Total Michigan			93,577,363
	Minnesota – 1.1%

9,275	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A1	10,327,898

1,000	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993B, 8.500%, 9/01/19	8/12 at 101.00	A1	1,113,520

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	No Opt. Call	AAA	1,755,503

3,130	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003, 5.250%, 12/01/11	No Opt. Call	A3	3,207,530

125	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – NPFG Insured	2/11 at 100.00	AA+	125,468

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,215	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA+	$1,322,892

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A3	978,930

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	464,759

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	227,952
375	5.000%, 2/01/13	No Opt. Call	N/R	382,973
400	5.000%, 2/01/14	No Opt. Call	N/R	409,568
300	5.000%, 2/01/15	No Opt. Call	N/R	305,766

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BB+	2,531,988

2,535	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,803,482

1,150	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	1,175,795
25,585	Total Minnesota			27,134,024
	Mississippi – 0.8%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/11 at 100.00	BBB	8,459,261

10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A–	10,229,840
18,800	Total Mississippi			18,689,101
	Missouri – 2.7%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,251,623
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	2,959,159

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,309,621
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,491,868
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,518,636

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,096,875

2,900	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.800%, 11/15/17	5/11 at 100.00	N/R	2,711,152

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	A+	13,767,564

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,679,960
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,760,486

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,696,777

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	460,505

14,780	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A–	15,452,342
63,635	Total Missouri			66,156,568

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Nevada – 0.9%

$15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3		$14,869,800

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,795	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	D		570,180
2,870	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	D		585,480
3,210	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D		533,534
65	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	D		9,514
1,495	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	D		170,161
1,425	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	D		126,782
1,800	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	D		133,344

1,895	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/11 at 101.00	N/R		1,851,131

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R		2,480,280
33,555	Total Nevada				21,330,206
	New Hampshire – 0.7%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+		418,717
430	5.000%, 7/01/15	No Opt. Call	BBB+		443,898
445	5.000%, 7/01/16	No Opt. Call	BBB+		452,365

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+		5,784,067

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3		427,234
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3		950,900

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa		10,017,400
18,355	Total New Hampshire				18,494,581
	New Jersey – 5.4%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,174,138

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,860	5.375%, 6/15/15	No Opt. Call	BBB		8,073,320
3,760	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3		3,850,917
3,770	5.625%, 6/15/19	4/11 at 100.00	BBB		3,731,358

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11 (ETM)	No Opt. Call	N/R	(4)	1,641,154
3,145	5.500%, 7/01/12 (ETM)	No Opt. Call	N/R	(4)	3,340,116

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		400,768

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	AA–		34,150,651
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AA–		8,628,769

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	AA–		10,010,700

6,315	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset–Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		6,723,328

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
$100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		$105,941
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		105,941
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,196,443
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,370,901
1,255	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,318,239

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
19,125	4.500%, 6/01/23	6/17 at 100.00	BBB		16,027,515
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB–		18,210,500
139,245	Total New Jersey				135,060,699
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	7,868,128
	New York – 10.6%

4,055	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–		3,950,543

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
1,450	5.000%, 11/01/13	4/11 at 100.00	Aa1		1,454,626
720	5.000%, 11/01/14	4/11 at 100.00	Aa1		722,254

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	17,176,170

900	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.750%, 7/01/15	7/11 at 101.00	Baa3		910,917

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2		4,923,793

10,000	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – AGM Insured	No Opt. Call	AA+		10,261,200

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – NPFG Insured	10/12 at 100.00	A+		8,684,210

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–		7,866,884

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–		13,649,750

14,175	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – NPFG Insured	No Opt. Call	A–		15,043,077

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A–		10,715,900

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	A		16,620,230

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–		2,085,840

1,345	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		1,312,881

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA		$11,433,011

10	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	4/11 at 100.00	AA		10,036

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA		6,238,848

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA		5,401,600

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA		23,259,500

690	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB		664,594

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1		15,876,031

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	4/11 at 100.00	AA–		2,006,080
40,025	5.500%, 6/01/17	6/11 at 100.00	AA–		40,559,728
1,145	5.250%, 6/01/20 – AMBAC Insured, DD1	6/13 at 100.00	AA–		1,216,242
3,775	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–		3,904,181

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–		15,195,300
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–		10,491,500
4,150	5.500%, 6/01/19	No Opt. Call	AA–		4,472,995
5,500	5.500%, 6/01/21	6/13 at 100.00	AA–		5,789,960

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–		755,528
249,235	Total New York				262,653,409
	North Carolina – 2.1%

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	A–		21,325,200
11,000	5.125%, 1/01/23	1/13 at 100.00	A–		11,044,330

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	A+		2,082,160

2,240	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/13 (ETM)	No Opt. Call	N/R	(4)	2,439,606

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
4,760	5.500%, 1/01/13	No Opt. Call	A		5,139,086
10,000	5.250%, 1/01/18 – NPFG Insured	1/13 at 100.00	A		10,647,000
50,000	Total North Carolina				52,677,382
	North Dakota – 0.1%

2,750	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%, 11/01/31 (WI/DD, Settling 2/09/11)	11/21 at 100.00	AA–		2,740,183
	Ohio – 2.2%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006, 5.000%, 1/01/13	No Opt. Call	BBB+		4,075,253

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$1,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		$1,376,716

31,820	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	Baa3		23,991,959

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA+		3,429,702

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bomd Trust 2456, 17.216%, 12/01/15 (IF)	No Opt. Call	Aa1		5,387,105

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,105,516

11,000	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+		12,436,820

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		780,960
805	5.000%, 11/15/16	No Opt. Call	A–		844,067
59,620	Total Ohio				54,428,098
	Oklahoma – 0.7%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BB+		2,239,063

8,375	Oklahoma State, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 101.00	AA+	(4)	9,317,020

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		123,164
700	5.250%, 5/15/13	No Opt. Call	BBB+		723,625
790	5.250%, 5/15/14	No Opt. Call	BBB+		822,279
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,084,545

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	A3		2,989,020
16,530	Total Oklahoma				17,298,716
	Oregon – 0.4%

4,120	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA		4,570,398

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA		4,336,280
8,120	Total Oregon				8,906,678
	Pennsylvania – 2.2%

6,680	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)	4/11 at 100.00	BB+		6,681,603

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R		2,986,391

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A–		1,128,850

385	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1		394,821

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–		10,280,550

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa2		10,328,200

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	Aa2		$4,603,743

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – AGM Insured	No Opt. Call	AA+		11,050,691

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.978%, 12/01/24	12/17 at 100.00	A+		8,220,648
62,265	Total Pennsylvania				55,675,497
	Puerto Rico – 2.4%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 101.00	A3	(4)	4,531,296
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 101.00	A3	(4)	5,367,950

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A3		2,894,670

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	A3		10,475,500

11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		8,983,810

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – NPFG Insured	No Opt. Call	A3		5,265,650

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A3		10,473,100

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	A3		11,137,975
58,825	Total Puerto Rico				59,129,951
	Rhode Island – 0.2%

5,090	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		5,113,312
	South Carolina – 0.7%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,395,440

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	A2		1,509,420
2,000	5.250%, 12/01/24	12/15 at 100.00	A2		2,000,700

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		7,493,040

2,255	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 101.00	BBB	(4)	2,300,574
16,505	Total South Carolina				17,699,174
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
760	5.000%, 4/01/17	4/13 at 100.00	A–		763,169
800	5.000%, 4/01/18	4/13 at 100.00	A–		800,104
840	5.000%, 4/01/19	4/13 at 100.00	A–		826,140
820	5.000%, 4/01/20	4/13 at 100.00	A–		795,892

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–		1,038,500

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–		3,956,760

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Dakota (continued)

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
$295	4.500%, 9/01/12	No Opt. Call	A–		$304,744
300	4.550%, 9/01/14	No Opt. Call	A–		312,732
8,815	Total South Dakota				8,798,041
	Tennessee – 2.1%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+		739,853
750	5.000%, 7/01/18	7/16 at 100.00	BBB+		743,558

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+		4,504,750

10,000	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA+	(4)	11,069,500

12,145	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/13 – NPFG Insured	No Opt. Call	AA+		13,438,443

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB		525,135

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		2,093,620

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+		1,382,654

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
5,790	5.000%, 9/01/12	No Opt. Call	Ba3		6,028,201
11,885	5.250%, 9/01/20	No Opt. Call	Ba3		11,499,569
50,185	Total Tennessee				52,025,283
	Texas – 6.7%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – NPFG Insured	5/13 at 100.00	A+		9,338,384

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		6,195,180

10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		11,389,900

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
1,000	5.250%, 12/01/11	No Opt. Call	A+		1,027,030
1,150	5.250%, 12/01/12	No Opt. Call	A+		1,209,145
1,000	5.250%, 12/01/13	No Opt. Call	A+		1,063,050

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	4/11 at 100.00	AAA		7,907,830

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA		5,480,909
5,385	5.000%, 11/01/23	11/19 at 100.00	AA		5,673,582
5,660	5.000%, 11/01/24	11/19 at 100.00	AA		5,897,777

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,548,040
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	5,876,866

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – AGM Insured	12/11 at 100.00	AA+		$10,396,900

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AA+	(4)	10,777,100

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB-		1,652,069

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA+		6,537,611

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB		1,770,240

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	A		4,846,266

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	A+		3,745,215

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2		8,933,324
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2		9,568,409

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,543,050

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA-		5,241,200

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 17.736%, 10/01/14 (IF)	No Opt. Call	AAA		6,074,000

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 17.522%, 10/01/15 (IF)	No Opt. Call	Aaa		5,543,900

2,635	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa2		2,684,301

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1		4,368,150
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1		9,723,424

890	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	932,676
157,685	Total Texas				165,945,528
	Utah – 0.5%

6,330	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		5,829,107

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	17.390%, 7/01/21 (IF)	7/18 at 100.00	AAA		2,071,100
2,500	17.390%, 7/01/22 (IF)	7/18 at 100.00	AAA		4,142,200
10,080	Total Utah				12,042,407
	Virgin Islands – 0.3%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB		1,467,520

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB		5,571,720
7,580	Total Virgin Islands				7,039,240

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia – 0.3%

$2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A2		$2,542,655

3,585	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		3,671,434
5,955	Total Virginia				6,214,089
	Washington – 2.1%

4,930	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A		5,195,283

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(4)	2,862,763

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – NPFG Insured	7/12 at 100.00	Aaa		5,279,950

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,629,096

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,141,571

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AA		9,687,383

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
380	5.500%, 6/01/12	No Opt. Call	BBB		388,345
5,390	6.500%, 6/01/26	6/13 at 100.00	BBB		5,427,191

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+		13,947,480

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 18.567%, 1/01/16 (IF)	No Opt. Call	AA+		3,706,006
48,545	Total Washington				53,265,068
	Wisconsin – 3.4%

100	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/12 (ETM)	No Opt. Call	AAA		106,451

4,100	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		4,386,590

2,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	A3		2,907,066

8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–		8,681,965

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,802,300

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,212,483
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,369,254

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2		5,118,750

6,555	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		6,937,419

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
2,455	5.250%, 8/15/19	8/16 at 100.00	BBB+		2,433,322
11,955	5.250%, 8/15/20	8/16 at 100.00	BBB+		11,700,478

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	BBB+		9,581,268

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

$3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		$3,562,016

1,745	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	1,932,465

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27	5/19 at 100.00	AA–		9,801,360

10,035	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA		11,159,723
82,815	Total Wisconsin				84,692,910
$2,398,729	Total Investments (cost $2,423,473,828) – 98.0%				2,432,499,023
	Other Assets Less Liabilities – 2.0%				49,075,369
	Net Assets – 100%				$2,481,574,392

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,430,520,265	$1,978,758	$2,432,499,023

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	$1,978,758
Transfers out of	—
Balance at the end of period	$1,978,758

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $2,419,910,392.

104	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$78,933,832
Depreciation	(66,345,201)
Net unrealized appreciation (depreciation) of investments	$12,588,631

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 1.4%

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
$3,815	5.500%, 12/01/12	12/11 at 101.00	A–		$3,932,197
350	5.750%, 12/01/17	12/11 at 101.00	A–		357,291
3,800	5.500%, 12/01/21	12/11 at 101.00	A–		3,655,752

3,830	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa2		3,969,757

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3		1,036,590
1,000	5.000%, 11/15/14	No Opt. Call	A3		1,041,490

1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/15	No Opt. Call	BBB		965,340

4,500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 – AGM Insured	2/11 at 100.00	AA+		4,417,110

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	No Opt. Call	BBB		1,523,520

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	A–		946,007
745	5.000%, 12/01/12	No Opt. Call	A–		776,305
570	5.000%, 12/01/13	No Opt. Call	A–		597,161

7,625	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	8,689,298
30,660	Total Alabama				31,907,818
	Alaska – 0.3%

8,705	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		7,609,476
	Arizona – 4.5%

500	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	AA		560,330

2,800	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+		3,104,304

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3		869,582

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA+		12,898,591
430	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA+		459,382

7,760	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA+		7,851,956

	Arizona State, Certificates of Participation, Series 2010A:
4,660	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA+		5,029,911
11,810	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA+		12,616,977
2,100	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA+		2,191,707

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
3,795	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA+		4,174,310
1,875	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA+		2,073,994
2,235	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA+		2,463,372
5,000	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA+		5,469,300

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
695	5.250%, 5/15/11	No Opt. Call	A–		703,458
1,000	5.250%, 5/15/12	No Opt. Call	A–		1,045,680

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–		$2,291,701

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	N/R	(4)	3,351,348
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	N/R	(4)	3,406,260

10,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009A, 5.000%, 6/01/34 (Mandatory put 6/01/12)	No Opt. Call	Baa2		10,282,000

19,485	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1		20,926,695

270	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A		281,723

300	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.500%, 4/01/17	4/11 at 100.00	N/R		300,228

1,925	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series 2005, 5.000%, 7/15/14	No Opt. Call	A1		1,980,883

2,545	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		2,417,139
100,315	Total Arizona				106,750,831
	Arkansas – 0.3%

1,620	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A, 5.500%, 11/01/11	No Opt. Call	N/R		1,675,534

3,415	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A, 5.500%, 11/01/12 (Pre-refunded 11/01/11)	11/11 at 101.00	N/R	(4)	3,576,939

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	Baa1		1,656,296
6,640	Total Arkansas				6,908,769
	California – 6.5%

6,600	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aa3	(4)	7,081,866

3,300	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AA–		3,519,285

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,150	5.000%, 5/01/16	No Opt. Call	AA–		3,537,545
3,125	5.000%, 5/01/17	No Opt. Call	AA–		3,508,750

3,575	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA–		3,836,297

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.000%, 7/01/27 (Mandatory put 7/01/14)	No Opt. Call	A		3,210,030

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	AAA		1,068,160

7,000	California Health Facilities Financing Authority, Revenue Bonds, St. Joseph Health System, Series 2009c, 5.000%, 7/01/34 (Mandatory put 10/16/14)	No Opt. Call	AA–		7,591,780

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1:
4,440	5.000%, 11/01/16	No Opt. Call	A2		4,684,466
3,675	5.000%, 11/01/17	No Opt. Call	A2		3,841,625

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$9,650	California State, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A1	$10,300,217

5,000	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/16	No Opt. Call	A1	5,457,950

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+	5,390,800
5,000	5.000%, 4/01/16	No Opt. Call	A+	5,412,850

14,495	California Statewide Communities Development Authority, Revenue Bonds, State of California Proposition 1A Receivables Program, Series 2009, 5.000%, 6/15/13	No Opt. Call	A1	15,313,243

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB	1,034,780

1,650	California, State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.000%, 7/01/16	No Opt. Call	Aa3	1,844,420

4,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009B, 5.000%, 7/01/23 (Mandatory put 7/01/14)	No Opt. Call	Aa3	4,339,800

6,645	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – NPFG Insured	No Opt. Call	A1	6,924,024

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R	1,513,563
1,000	5.000%, 8/15/13	No Opt. Call	N/R	1,001,180

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
650	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	A2	657,014
1,115	5.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A2	1,157,036
945	5.000%, 6/01/17	4/11 at 100.00	A2	939,878

14,125	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	15,377,888

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	BBB	3,200,495
2,640	5.000%, 6/01/16	No Opt. Call	BBB	2,633,717
8,905	4.500%, 6/01/27	6/17 at 100.00	BBB–	6,439,027

1,770	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2010B, 5.000%, 6/01/20	No Opt. Call	AAA	1,976,329

255	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA	305,681

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 – AMBAC Insured	No Opt. Call	AA+	1,959,909
2,255	5.000%, 9/01/20 – AMBAC Insured	No Opt. Call	AA+	2,359,993

4,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15	No Opt. Call	AA	3,544,800

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	5,896,125

95	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA	103,611

195	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AAA	248,145

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3	1,420,398

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,500	5.000%, 9/01/15	No Opt. Call	Baa3		$1,480,035

2,700	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.750%, 5/01/19 (Mandatory put 5/01/11) (Alternative Minimum Tax)	No Opt. Call	A1		2,737,935

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	N/R		492,105
500	3.800%, 7/01/17	No Opt. Call	N/R		490,795
148,650	Total California				153,833,547
	Colorado – 1.9%

2,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C8, 4.100%, 9/01/36 (Mandatory put 11/10/11)	No Opt. Call	AA		2,966,961

2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/39 (Mandatory put 11/08/12)	No Opt. Call	AA		2,656,075

250	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/11	No Opt. Call	A–		252,555

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/14	No Opt. Call	A–		1,059,360
2,320	5.250%, 6/01/17	6/16 at 100.00	A–		2,427,950

	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Series 2010C:
1,075	4.000%, 11/01/13	No Opt. Call	Aa3		1,151,809
1,120	4.000%, 11/01/14	No Opt. Call	Aa3		1,211,952

15,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – NPFG Insured	No Opt. Call	Baa1		16,647,196

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – NPFG Insured (ETM)	No Opt. Call	Baa1	(4)	2,705,388

1,315	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,270,671

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA+	(4)	11,435,700
40,730	Total Colorado				43,785,617
	Connecticut – 0.7%

835	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		789,785

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – AGM Insured	11/12 at 100.00	AA+		10,816,200

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
10	5.500%, 1/01/14 (Alternative Minimum Tax)	7/11 at 100.00	BBB		10,025
1,700	5.500%, 1/01/20 (Alternative Minimum Tax)	7/11 at 100.00	BBB		1,701,581

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2010A-1:
1,325	5.000%, 2/01/13	No Opt. Call	A1		1,409,760
1,915	5.000%, 2/01/14	No Opt. Call	A1		2,072,394
15,785	Total Connecticut				16,799,745
	Delaware – 0.0%

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	Ba3		633,543

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	District of Columbia – 0.1%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
$1,100	5.000%, 12/01/16	No Opt. Call	AAA		$1,252,922
1,100	5.000%, 12/01/17	No Opt. Call	AAA		1,249,226
2,200	Total District of Columbia				2,502,148
	Florida – 5.5%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
5,060	6.000%, 6/01/16	No Opt. Call	A+		5,464,243
255	5.500%, 6/01/17	No Opt. Call	A+		267,398

5,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/14	No Opt. Call	A+		5,239,250

1,000	Florida Board of Education, Lottery Revenue Bonds, Series 2008B, 4.000%, 7/01/13	No Opt. Call	AAA		1,060,110

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
10	5.000%, 3/01/14 – NPFG Insured	No Opt. Call	A+		10,458
5,550	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		5,763,342
25	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+		25,615

	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,420	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–		4,885,117
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–		7,082,130

10,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA–		10,678,300

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
1,000	5.000%, 7/01/11	No Opt. Call	AAA		1,018,740
6,155	5.000%, 7/01/15	No Opt. Call	AAA		6,827,188
2,830	5.000%, 7/01/16	No Opt. Call	AAA		3,161,959
1,115	5.000%, 7/01/17	No Opt. Call	AAA		1,243,983

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010C:
2,000	3.000%, 7/01/11	No Opt. Call	AAA		2,020,860
5,000	2.000%, 7/01/11	No Opt. Call	AAA		5,031,350

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – AGM Insured	No Opt. Call	AA+		8,890,560

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	AA–		265,740

750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	N/R	(4)	789,930

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	562,515

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,728,491

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa1		2,817,855

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,897,365

1,500	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3		1,586,550

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
$1,515	4.000%, 4/01/15	No Opt. Call	Aa3		$1,563,374
1,640	4.000%, 4/01/17	No Opt. Call	Aa3		1,661,238
1,705	5.000%, 4/01/18	No Opt. Call	Aa3		1,810,352
1,790	5.000%, 4/01/19	No Opt. Call	Aa3		1,877,692
1,880	5.000%, 4/01/20	No Opt. Call	Aa3		1,943,431

2,600	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA+		2,939,586

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,220	5.000%, 10/01/14	No Opt. Call	A		1,297,311
1,145	5.125%, 10/01/16	No Opt. Call	A		1,210,563

5,250	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	BBB		5,166,735

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Mandatory put 10/01/13)	No Opt. Call	Aa1		5,267,400

1,680	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	2,131,685

2,085	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.000%, 12/01/12	No Opt. Call	BBB–		2,126,950

10,430	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		12,119,973

2,150	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–		2,212,092

1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		1,482,030

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA+		3,366,948
120,205	Total Florida				128,496,409
	Georgia – 1.8%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	A1		3,218,010

5,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 5.050%, 11/01/48 (Mandatory put 1/12/12)	No Opt. Call	A		5,182,400

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,250	5.000%, 4/01/15	No Opt. Call	AA+		1,413,613
1,425	5.000%, 4/01/17	No Opt. Call	AA+		1,637,126

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2		1,070,760

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
1,355	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	A+		1,411,531
350	6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A1		404,611

610	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series 1998Y, 6.400%, 1/01/13 – AMBAC Insured	No Opt. Call	A+		647,851

2,100	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA		2,193,450

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA		13,001,217

3,200	Glynn County School District, Georgia, General Obligation Sales Tax Bonds, Series 2010, 3.000%, 9/01/11	No Opt. Call	Aa1		3,249,600

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Georgia (continued)

$210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2		$240,797

7,500	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A		8,373,075

65	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	67,688
38,505	Total Georgia				42,111,729
	Hawaii – 0.3%

3,750	Hawaii State, General Obligation Bonds, Series 2008, Trust 3215, 17.839%, 5/01/16 (IF)	No Opt. Call	Aa1		5,804,400
	Illinois – 8.2%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB		1,224,847

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB		1,061,020

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	Aa2		1,024,273

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A1		5,139,350

6,975	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA		7,521,980

3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA		3,629,360

2,895	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		3,337,732

1,413	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA+		1,485,204

1,095	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.750%, 5/15/14 – NPFG Insured	4/11 at 100.00	Baa1		1,096,796

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – SYNCORA GTY Insured	No Opt. Call	BBB+		1,174,067
1,030	5.000%, 11/15/12 – SYNCORA GTY Insured	No Opt. Call	BBB+		1,082,808

1,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A+		1,043,940

2,500	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 3.375%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1		2,591,400

2,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 3.875%, 11/01/30 (Mandatory put 5/01/12)	No Opt. Call	AA		2,040,260

3,575	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	No Opt. Call	AA		3,748,852

1,687	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13	No Opt. Call	N/R		17

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A		1,391,511

	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B:
1,000	5.000%, 5/01/13	No Opt. Call	Baa3		1,028,420
2,500	5.000%, 5/01/25	No Opt. Call	Baa3		2,194,875

670	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa3		679,836

400	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	2/11 at 100.50	BBB		399,452

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,375	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.500%, 1/01/13	No Opt. Call	Baa1	$4,416,606

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+	3,268,350

	Illinois State, General Obligation Bonds, Refunding Series 2004B:
2,400	5.000%, 3/01/13 – AMBAC Insured	No Opt. Call	A+	2,513,880
3,220	5.000%, 3/01/14	No Opt. Call	A+	3,375,107

	Illinois State, General Obligation Bonds, Refunding Series 2006:
70	5.000%, 1/01/13	No Opt. Call	A+	73,160
625	5.000%, 1/01/14	No Opt. Call	A+	654,119
40	5.000%, 1/01/15	No Opt. Call	A+	41,790
3,215	5.000%, 1/01/16	No Opt. Call	A+	3,345,465

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,010	5.000%, 1/01/13	No Opt. Call	A+	1,055,591
1,525	5.000%, 1/01/16	No Opt. Call	A+	1,586,885
1,015	5.250%, 1/01/20	No Opt. Call	A+	1,014,239

190	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A+	189,597

	Illinois State, General Obligation Bonds, Refunding Series 2010:
6,100	5.000%, 1/01/13	No Opt. Call	A+	6,375,354
3,630	5.000%, 1/01/14	No Opt. Call	A+	3,799,122
525	5.000%, 1/01/15	No Opt. Call	A+	548,489
1,945	5.000%, 1/01/16	No Opt. Call	A+	2,023,928
5,000	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA+	5,162,500
350	5.000%, 1/01/17	No Opt. Call	A+	359,538
4,805	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	4,886,253
21,765	5.000%, 1/01/18	No Opt. Call	A+	21,941,297
500	5.000%, 1/01/19	No Opt. Call	A+	497,720

1,840	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/16 – NPFG Insured	3/14 at 100.00	A+	1,886,754

	Illinois State, General Obligation Bonds, Series 2004:
820	5.000%, 11/01/13 – AMBAC Insured	No Opt. Call	A+	864,141
865	5.000%, 9/01/14 – NPFG Insured	No Opt. Call	A+	909,980

	Illinois State, General Obligation Bonds, Series 2005:
730	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	A+	765,668
2,000	5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA+	2,073,260

600	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/17	No Opt. Call	A+	614,574

3,805	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/16	No Opt. Call	A+	3,959,407

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA+	962,980

	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010:
2,500	3.000%, 6/15/11	No Opt. Call	AAA	2,518,575
3,000	5.000%, 6/15/15	No Opt. Call	AAA	3,210,750
2,000	5.000%, 6/15/16	No Opt. Call	AAA	2,141,440

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
60	5.250%, 10/01/11 – AGM Insured	No Opt. Call	AA+	61,413
105	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA+	112,252
905	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	A+	956,884
2,210	5.000%, 8/01/21	8/11 at 100.00	A+	2,129,225

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
1,135	5.500%, 4/01/12 – AGM Insured	No Opt. Call	AA+	1,181,558
865	5.250%, 8/01/12 – NPFG Insured	No Opt. Call	A+	906,408
695	5.500%, 8/01/13 – NPFG Insured	No Opt. Call	A+	739,452
380	5.500%, 8/01/14 – NPFG Insured	No Opt. Call	A+	405,787
400	5.500%, 8/01/15 – NPFG Insured	No Opt. Call	A+	426,588
300	5.250%, 12/01/19 – AGM Insured	12/12 at 100.00	AA+	300,435

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,680	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 –NPFG Insured	No Opt. Call	AAA	$2,783,368

2,295	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A+	2,388,705

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
1,765	0.552%, 12/15/13	No Opt. Call	AAA	1,698,336
1,000	0.652%, 12/15/16	12/14 at 100.00	AAA	922,550

947	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	897,301

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
5,000	4.000%, 6/01/12	No Opt. Call	A	5,091,000
5,000	5.000%, 6/01/16	No Opt. Call	N/R	5,186,650
6,000	5.000%, 6/01/17	No Opt. Call	A	6,044,940
5,000	5.000%, 6/01/18	No Opt. Call	A	4,936,300
5,000	5.000%, 6/01/19	No Opt. Call	A	4,798,800
5,000	5.250%, 6/01/20	No Opt. Call	A	4,813,950

7,290	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	Aa3	8,618,894

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	8,044,306
188,527	Total Illinois			193,377,621
	Indiana – 2.1%

6,570	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	7,075,233

750	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BBB–	721,943

11,065	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	Aa1	11,477,503

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+	1,029,980

3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 5.000%, 11/01/27 (Mandatory put 8/01/13)	No Opt. Call	Aa2	3,235,650

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,075,940

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA+	4,832,328

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	Baa1	4,445,976

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa2	6,838,111

5,045	State of Indiana, Indiana Toll Road Commission, East–West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	AAA	5,969,093
45,540	Total Indiana			48,701,757
	Iowa – 0.4%

120	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA	134,302

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$930	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.000%, 8/15/12 – AGC Insured	No Opt. Call	Aa3	$979,113

3,100	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009F, 5.000%, 8/15/39 (Mandatory put 8/15/12)	No Opt. Call	Aa3	3,282,559

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,500	5.000%, 6/01/17	No Opt. Call	AA	1,701,705
3,000	5.000%, 6/01/18	No Opt. Call	AA	3,390,120

365	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	374,165
9,015	Total Iowa			9,861,964
	Kansas – 0.9%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,500	5.000%, 9/01/16	No Opt. Call	AAA	5,197,140
6,000	5.000%, 9/01/17	No Opt. Call	AAA	6,946,620

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2	1,029,680
650	5.250%, 11/15/14	No Opt. Call	A2	708,994

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – AGM Insured	No Opt. Call	AA+	3,914,550

2,530	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R	2,542,751

3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB	1,980,518
22,075	Total Kansas			22,320,253
	Kentucky - 1.1%

5,930	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University Project, Refunding and Improvement Series 2006, 5.200%, 8/01/22 (Pre-refunded 6/27/12)	6/12 at 102.00	AAA	6,334,993

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA–	17,240,165

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA+	2,447,864
23,560	Total Kentucky			26,023,022
	Louisiana – 0.6%

5,000	De Soto Parrish, Louisiana, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2010, 3.250%, 1/01/19 (Mandatory put 1/02/15)	No Opt. Call	BBB	4,999,000

405	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 8.500%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa	474,300

1,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	A+	1,427,244

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15 (7)	No Opt. Call	N/R	1,821,798

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004:
$585	5.000%, 1/01/14 – NPFG Insured	No Opt. Call	Baa1		$624,008
265	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1		265,315

5,000	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 7.000%, 12/01/38 (Mandatory put 12/01/11)	12/11 at 100.00	BBB		5,183,050
15,255	Total Louisiana				14,794,715
	Maine – 0.1%

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB		3,274,095
	Maryland – 2.4%

6,235	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA		7,270,384

2,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 4.500%, 1/01/13	No Opt. Call	BBB–		2,410,701

530	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		608,721

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA		5,787,550
5,500	5.000%, 7/15/17	No Opt. Call	AAA		6,393,255
5,085	5.000%, 7/15/18	No Opt. Call	AAA		5,909,838

13,910	Maryland, General Obligation Bonds, State and Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA		16,188,458

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA		11,542,800
48,610	Total Maryland				56,111,707
	Massachusetts – 3.1%

3,825	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	Aa1		4,300,639

1,215	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,150,083

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	6/11 at 100.00	A–		885,292

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,100	5.625%, 1/01/12 – NPFG Insured	No Opt. Call	Baa1		5,249,787
625	5.625%, 1/01/14 – NPFG Insured	1/12 at 101.00	Baa1		641,225

1,625	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 5.000%, 10/01/11 – RAAI Insured	No Opt. Call	BBB+		1,650,220

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA		2,300,280
2,000	5.000%, 11/15/16	No Opt. Call	AAA		2,325,200
1,500	5.000%, 11/15/17	No Opt. Call	AAA		1,745,895
1,000	5.000%, 11/15/18	No Opt. Call	AAA		1,163,070

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA		11,568,800

8,555	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	9,500,926

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts (continued)

$12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+		$15,130,281

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA		5,534,050

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA		2,646,052
2,420	4.000%, 8/15/16	No Opt. Call	AA		2,653,917
2,420	4.000%, 8/15/17	No Opt. Call	AA		2,633,734
2,420	4.000%, 8/15/18	No Opt. Call	AA		2,613,043
65,910	Total Massachusetts				73,692,494
	Michigan – 3.1%

2,450	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/21 – AGM Insured	5/14 at 100.00	AA+		2,504,096

1,170	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (Butterworth Hospital), Series 1993A, 7.250%, 1/15/13 – NPFG Insured	No Opt. Call	AA		1,250,075

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	2,066,080

500	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Charter County of Wayne 2010 Local Project, Series 2010D, 3.000%, 6/01/11	No Opt. Call	A–		502,365

5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 1999B-4, 3.750%, 11/15/33 (Mandatory put 3/15/12)	No Opt. Call	AA		5,168,850

3,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	Aa1		3,269,670

6,475	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA		6,434,078

2,350	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2002, 5.000%, 10/01/22	10/12 at 100.00	AAA		2,451,215

1,885	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17	No Opt. Call	Aa3		1,932,257

115	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17 (Pre-refunded 10/15/11)	10/11 at 100.00	A+	(4)	119,060

1,000	Michigan State Building Authority, Revenue Bonds, State Police Communications System Project, Series 2004, 5.375%, 10/01/15 – NPFG Insured	10/14 at 100.00	A+		1,089,100

6,015	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – AGM Insured	No Opt. Call	AA+		6,454,877

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,289,080

2,075	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, McLaren Healthcare Corporation, Series 1998A, 5.100%, 6/01/13	4/11 at 100.00	Aa3		2,079,067

6,000	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+		6,466,500

7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	A		7,493,850

1,605	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2		1,735,727

2,000	Michigan, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2		2,252,560

1,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19 – AGM Insured	5/14 at 100.00	AA+		1,056,270

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,025	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 – FGIC Insured	No Opt. Call	Aa2	$1,061,716

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19 (WI/DD, Settling 3/02/11)	No Opt. Call	Aa2	5,289,370

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,608,927
68,790	Total Michigan			72,574,790
	Minnesota – 1.9%

4,040	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A1	4,498,621

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
960	4.000%, 2/01/23	2/20 at 100.00	AAA	951,965
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,695,314
1,690	5.000%, 2/01/26	No Opt. Call	AAA	1,752,598

5,000	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,521,800

3,568	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA	3,745,089

1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2005A, 5.000%, 1/01/18 – AMBAC Insured	1/15 at 100.00	A	1,585,575

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	1,357,750

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AAA	4,525,400
4,000	4.500%, 8/01/18	No Opt. Call	AAA	4,508,160

5,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/16	No Opt. Call	AAA	5,785,450

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14 – AGC Insured	No Opt. Call	AA+	1,081,910
1,000	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA+	1,088,800
5,500	5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA+	6,030,860
40,123	Total Minnesota			44,129,292
	Mississippi – 0.2%

3,080	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	No Opt. Call	AA	3,283,403

1,965	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–	2,000,056
5,045	Total Mississippi			5,283,459
	Missouri – 1.3%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,355	5.000%, 4/01/12	No Opt. Call	N/R	1,397,547
500	5.000%, 4/01/13	No Opt. Call	N/R	522,050

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,500	5.000%, 1/01/17	No Opt. Call	Aaa	4,046,105
2,960	5.000%, 1/01/18	No Opt. Call	Aaa	3,424,246

300	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.000%, 11/01/11	No Opt. Call	N/R	301,824

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Missouri (continued)

$2,940	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 4.000%, 7/01/11	No Opt. Call	A–		$2,964,990

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
800	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A–		857,056
11,620	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–		12,278,622

5,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA+		5,367,050
28,975	Total Missouri				31,159,490
	Nebraska – 0.5%

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA		2,012,952
3,475	3.000%, 1/15/17	No Opt. Call	AAA		3,624,425
3,220	3.000%, 1/15/18	No Opt. Call	AAA		3,309,097
2,520	3.000%, 1/15/19	No Opt. Call	AAA		2,535,448
11,130	Total Nebraska				11,481,922
	Nevada – 0.8%

535	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 6.000%, 9/01/13	9/12 at 101.00	BBB		560,996

435	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 6.000%, 9/01/13 (Pre-refunded 9/01/12)	9/12 at 101.00	BBB	(4)	473,976

4,500	Clark County School District, Nevada, General Obligation Refunding Bonds, Series 2002A, 5.500%, 6/15/15 – AGM Insured	12/12 at 103.00	AA+		4,838,445

2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010, 5.000%, 7/01/15	No Opt. Call	Aa3		2,701,025

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
1,000	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	D		204,000
345	0.000%, 1/01/14 – AMBAC Insured	No Opt. Call	D		65,612
5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	D		887,950
65	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D		10,804
1,220	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	D		178,571

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – AGM Insured	No Opt. Call	AA+		7,311,124

2,525	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA+		2,790,630
25,185	Total Nevada				20,023,133
	New Hampshire – 0.2%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB		5,126,600
	New Jersey – 4.8%

1,375	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB		1,231,656

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
6,760	5.000%, 6/15/12 – FGIC Insured	No Opt. Call	BBB		6,832,873
7,160	5.000%, 6/15/13 – FGIC Insured	No Opt. Call	BBB		7,274,775
3,415	5.375%, 6/15/14	No Opt. Call	BBB		3,509,493
235	5.375%, 6/15/15	No Opt. Call	BBB		241,378
45	5.375%, 6/15/15 – RAAI Insured	No Opt. Call	Baa3		46,221
385	5.625%, 6/15/18	4/11 at 100.00	BBB		384,973
1,265	5.625%, 6/15/19	4/11 at 100.00	BBB		1,252,034

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
$2,000	5.000%, 9/01/13	No Opt. Call	AA–		$2,156,380
2,325	5.000%, 9/01/14	No Opt. Call	AA–		2,527,996

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AA+		4,137,281

4,620	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA+		4,921,270

2,250	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 5.900%, 6/01/11 – NPFG Insured (Alternative Minimum Tax)	4/11 at 101.00	Aaa		2,280,690

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa		489,015

1,400	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/14 – AGM Insured	No Opt. Call	AA+		1,546,482

5,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – AGM Insured	No Opt. Call	AA+		5,564,046

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	AAA		5,792,600

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,260	5.000%, 12/15/17	No Opt. Call	AA–		5,639,351
9,730	5.000%, 12/15/18	No Opt. Call	AA–		10,327,811

79	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		83,140

415	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA		452,769

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
3,230	6.500%, 1/01/16	No Opt. Call	A+		3,775,289
1,145	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+		1,338,299

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
80	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		96,506
180	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	218,830
2,965	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	3,332,986
1,620	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		1,827,425
100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	112,464
1,050	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	1,185,650

1,365	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	4/11 at 100.00	AAA		1,468,098

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	N/R		2,733,019

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2		1,790,950

5,705	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		5,992,475

3,290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		3,644,629

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,000	4.250%, 6/01/11	No Opt. Call	BBB		3,004,830
3,775	5.000%, 6/01/14	No Opt. Call	BBB		3,838,420
5,490	5.000%, 6/01/15	No Opt. Call	BBB		5,542,814
9,105	4.500%, 6/01/23	6/17 at 100.00	BBB		7,630,354
109,379	Total New Jersey				114,225,272

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Mexico – 0.7%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
$2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	BBB+		$2,511,586
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	BBB+		2,692,953
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+		2,851,294

3,505	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 4.900%, 8/01/11	No Opt. Call	AA–		3,566,443

1,220	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,395,997

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,088,229

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,032,340
16,550	Total New Mexico				17,138,842
	New York – 8.5%

500	Dormitory Authority of the State of New York, FHA–Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	BBB		512,220

1,500	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA–		1,633,605

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/11	No Opt. Call	Baa3		1,002,650

2,240	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2000B, 6.250%, 8/15/15	8/12 at 100.00	AAA		2,337,910

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A1		1,653,336
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	A1		1,917,750

2,095	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		2,137,026

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,028,951
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,103,398

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	6,000,924

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,104,810

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,724,770

2,400	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		2,342,688

10,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA		11,178,800

5,025	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,381,624

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	Baa1		7,447,032

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	A		2,069,380

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$7,330	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, New York State Electric and Gas Corporation, Remarketed Series 1994C, 3.000%, 6/01/29 (Mandatory put 6/03/13)	No Opt. Call	Baa2	$7,356,168

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA–	5,375,100
5,000	4.000%, 4/01/17	No Opt. Call	AA–	5,314,450
6,470	5.000%, 4/01/18	No Opt. Call	AA–	7,201,563

1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1C, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA+	1,062,220

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,110	5.500%, 6/01/15	4/11 at 100.00	AA–	3,121,289
100	5.500%, 6/01/16	4/11 at 100.00	AA–	100,327
6,140	5.500%, 6/01/18	6/12 at 100.00	AA–	6,441,781
8,860	5.500%, 6/01/19	6/13 at 100.00	AA–	9,549,574
1,160	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,232,175
5,375	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	5,558,933
4,705	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,845,632

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
9,060	5.500%, 6/01/16	6/11 at 100.00	AA–	9,181,042
5,100	5.500%, 6/01/17	6/11 at 100.00	AA–	5,166,402
6,025	5.500%, 6/01/18	6/12 at 100.00	AA–	6,321,129
3,265	5.500%, 6/01/19	No Opt. Call	AA–	3,519,115
8,320	5.500%, 6/01/20	6/13 at 100.00	AA–	8,945,830
13,120	5.500%, 6/01/21	6/13 at 100.00	AA–	13,811,686
3,765	5.500%, 6/01/22	6/13 at 100.00	AA–	3,962,022

5,290	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2008A, 5.000%, 6/01/11	No Opt. Call	AA–	5,370,355

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/17	No Opt. Call	AA–	11,122,500

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,000	5.000%, 12/15/16	No Opt. Call	AAA	3,430,770
1,000	5.000%, 12/15/17	No Opt. Call	AAA	1,135,630

7,100	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	8,021,367

5,175	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA	5,610,114

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,516,815

355	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R	346,523

1,940	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 4.750%, 6/01/22	6/16 at 100.00	BBB	1,804,394

315	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R	307,478
187,945	Total New York			199,309,258

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 2.0%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
$3,000	5.000%, 3/01/16	No Opt. Call	Aa2	$3,408,330
2,000	5.000%, 3/01/17	No Opt. Call	Aa2	2,280,860
2,000	5.000%, 3/01/18	No Opt. Call	Aa2	2,277,860

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+	6,265,710
3,000	5.000%, 3/01/18	No Opt. Call	AA+	3,427,110

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	Aaa	1,585,680
1,500	3.000%, 6/01/15	No Opt. Call	Aaa	1,585,815
1,500	3.000%, 6/01/16	No Opt. Call	Aaa	1,581,960
765	3.000%, 6/01/17	No Opt. Call	Aaa	798,813

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	A–	4,148,800

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
3,100	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA+	3,122,661
3,155	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA+	3,213,431
2,750	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA+	2,834,370

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,132,820
5,150	5.000%, 5/01/20	5/19 at 100.00	AA+	5,733,856
3,000	5.000%, 5/01/21	5/19 at 100.00	AA+	3,283,650
42,920	Total North Carolina			46,681,726
	North Dakota – 0.3%

800	Fargo Public School District 1, County, North Dakota, General Obligation Bonds, Limited Tax School Building Series 2008, 4.000%, 5/01/14	No Opt. Call	Aa3	856,632

6,705	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa2	6,754,148
7,505	Total North Dakota			7,610,780
	Ohio – 2.1%

895	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	939,678

2,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006, 5.000%, 1/01/12	No Opt. Call	BBB+	2,301,863

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	Aa3	2,462,002
2,580	5.000%, 3/01/17 – AGC Insured	No Opt. Call	Aa3	2,881,783

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
4,520	5.000%, 6/01/14	No Opt. Call	BBB	4,595,936
5,590	5.000%, 6/01/15	No Opt. Call	BBB	5,643,776
5,085	5.000%, 6/01/16	No Opt. Call	BBB	5,072,898
2,345	5.000%, 6/01/17	No Opt. Call	BBB	2,299,999

8,575	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	Baa3	6,465,464

2,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	2,198,940

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 5.500%, 1/01/12	No Opt. Call	Aa2		$2,088,600

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A–		1,155,538
845	5.500%, 8/15/12	No Opt. Call	A–		873,341

270	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/11 at 100.00	BBB+		270,494

3,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009A, 3.875%, 12/01/38 (Mandatory put 6/01/14)	No Opt. Call	A3		3,029,340

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–		3,995,600

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
675	5.000%, 1/01/17	No Opt. Call	Aa2		737,721
500	5.000%, 1/01/18	No Opt. Call	Aa2		543,145

160	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa		179,318

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A+		2,275,403

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5), (6)	No Opt. Call	N/R		182,500
51,880	Total Ohio				50,193,339
	Oklahoma – 1.6%

	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2010:
1,000	3.500%, 6/01/12	No Opt. Call	A+		1,027,340
4,820	4.000%, 6/01/14	No Opt. Call	A+		5,055,409

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA		2,056,479

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Putnam City Schools Project, Series 2010:
1,000	3.000%, 3/01/11	No Opt. Call	A		1,001,860
3,825	3.500%, 3/01/12	No Opt. Call	A		3,922,499

940	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R		856,772

3,750	Tulsa, Oklahoma, Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	A2		4,189,275

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
1,000	4.000%, 6/01/15	No Opt. Call	A3		1,032,260
1,200	4.500%, 6/01/16	6/15 at 100.00	A3		1,247,028

14,690	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	A3	(4)	16,850,899
34,160	Total Oklahoma				37,239,821
	Oregon – 0.1%

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA		1,084,070

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania – 6.2%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
$360	4.150%, 2/15/11	No Opt. Call	Baa3		$360,158
755	4.200%, 2/15/12	No Opt. Call	Baa3		761,954
785	4.300%, 2/15/13	No Opt. Call	Baa3		796,163
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,502,481

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa2		1,738,010
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,836,306
1,865	5.000%, 5/01/14	No Opt. Call	Baa2		1,895,027
1,985	5.000%, 5/01/15	No Opt. Call	Baa2		2,008,324
1,620	5.000%, 5/01/16	No Opt. Call	Baa2		1,619,141
1,225	5.000%, 5/01/18	5/16 at 100.00	Baa2		1,178,769

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3		5,412,800

5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2010A, 4.000%, 5/15/12	No Opt. Call	Aa3		5,185,150

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – NPFG Insured (ETM)	No Opt. Call	AA	(4)	1,133,200

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
100	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+		103,350
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+		19,174
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+		204,433
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+		70,679

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A:
3,170	4.750%, 12/01/19 – RAAI Insured	12/12 at 100.00	BBB+		3,030,805
50	5.000%, 12/01/26 – RAAI Insured	12/12 at 100.00	BBB+		42,874

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,000	4.000%, 12/01/16	No Opt. Call	A1		1,067,750
500	5.000%, 12/01/18	No Opt. Call	A1		553,500

3,855	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)	4/11 at 100.00	BB+		3,855,925

3,400	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	11/13 at 100.00	BB+		3,172,540

2,705	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R		2,586,900

2,165	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.000%, 7/01/17	No Opt. Call	BBB+		2,193,946

1,420	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AAA		1,627,121

5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.375%, 12/01/40 (Mandatory put 7/01/15)	No Opt. Call	Baa2		4,889,350

	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A:
2,000	5.000%, 10/15/11	No Opt. Call	Baa1		2,030,720
3,000	5.000%, 10/15/12	No Opt. Call	Baa1		3,091,470
2,350	5.000%, 10/15/13	No Opt. Call	Baa1		2,427,527
3,000	5.250%, 10/15/14	No Opt. Call	Baa1		3,137,130
3,000	5.250%, 10/15/15	No Opt. Call	Baa1		3,135,390

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$800	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/11 at 100.00	CC		$486,904

3,700	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 2.625%, 12/01/33 (Mandatory put 12/03/12)	No Opt. Call	N/R		3,723,458

2,445	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Meical Center Health System , Refunding Series 2010E, 3.500%, 5/15/12	No Opt. Call	Aa3		2,514,609

5,000	Pennsylvania State, General Obligation Bonds, Tax Anticipation Notes First Series 2010-1, 2.500%, 6/30/11	No Opt. Call	AAA		5,044,900

500	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/31 (Pre-refunded 7/15/11) – AMBAC Insured	7/11 at 101.00	Aa3	(4)	515,665

	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009B:
2,725	4.000%, 6/01/13	No Opt. Call	A–		2,853,811
4,000	5.000%, 6/01/14	No Opt. Call	A–		4,335,920
4,000	5.000%, 6/01/15	No Opt. Call	A–		4,352,360
4,000	5.000%, 6/01/16	No Opt. Call	A–		4,369,760

15,000	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	Aa1		17,481,600

3,515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	Aaa		4,277,052

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	4/11 at 100.00	BBB		3,000,870

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C:
5,000	2.000%, 9/01/11	No Opt. Call	Aa2		5,038,350
10,000	5.000%, 9/01/16	No Opt. Call	Aa2		10,791,300

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
2,084	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa		2,327,765
560	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa		650,003

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,225	5.000%, 9/01/11 – NPFG Insured	No Opt. Call	A1		4,316,598
2,750	5.000%, 9/01/12 – NPFG Insured	No Opt. Call	A1		2,888,793

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	Aa1		2,822,275

1,590	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 5.900%, 1/01/17	1/12 at 100.00	BBB+		1,608,842
139,009	Total Pennsylvania				146,068,902
	Puerto Rico – 0.8%

7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/24	7/20 at 100.00	A3		6,887,230

12,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	12/12 at 101.00	BBB		12,643,875
19,500	Total Puerto Rico				19,531,105
	Rhode Island – 0.3%

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB		1,966,620

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island (continued)

$4,495	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset–Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	$4,515,587
6,495	Total Rhode Island			6,482,207
	South Carolina – 0.6%

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB	7,431,088

1,075	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+	1,157,560

1,530	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+	1,656,409

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+	2,029,660

1,000	South Carolina JOBS–Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	5/11 at 100.00	N/R	991,650
12,715	Total South Carolina			13,266,367
	South Dakota – 0.1%

3,010	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA	3,390,434
	Tennessee – 1.4%

6,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee Subordinate Utilities Revenue Bonds, Series 2010, 5.000%, 3/01/14	9/12 at 100.00	A1	6,250,260

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+	541,480
695	5.000%, 7/01/14	No Opt. Call	BBB+	719,888

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	AA	2,198,200
5,000	5.000%, 9/01/16	No Opt. Call	AA	5,499,650
2,500	5.000%, 9/01/18	No Opt. Call	AA	2,705,725

	Tennessee State, General Obligation Bonds, Series 2009A:
7,500	5.000%, 5/01/17	No Opt. Call	Aaa	8,689,350
1,000	5.000%, 5/01/19	5/17 at 100.00	Aaa	1,122,370

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
4,175	5.000%, 9/01/13	No Opt. Call	Ba3	4,380,535
250	5.000%, 9/01/14	No Opt. Call	Ba3	262,545
200	5.250%, 9/01/18	No Opt. Call	Ba3	196,232

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	BBB	1,422,133
31,240	Total Tennessee			33,988,368
	Texas – 5.8%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – SYNCORA GTY Insured	No Opt. Call	BB+	2,197,050

5,000	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 0.000%, 11/15/11 – NPFG Insured	No Opt. Call	A1	4,965,850

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	3,097,590

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CCC–	$2,887,840

	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984:
2,065	9.375%, 10/01/13 – NPFG Insured (ETM)	No Opt. Call	Aaa	2,334,854
80	9.375%, 10/01/13 – NPFG Insured (ETM)	No Opt. Call	Aaa	90,454

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007:
5,000	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA	5,526,300
6,700	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,631,233

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Methodist Hospital System, Series 2009B:
3,000	5.000%, 12/01/28 (Mandatory put 6/01/12)	No Opt. Call	AA	3,163,080
5,000	5.000%, 12/01/41 (Mandatory put 6/01/13)	No Opt. Call	AA	5,406,300

6,000	Harris County, Texas, General Obligation Bonds, Refunding Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,932,880

2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refinding Series 2004C-2B, 5.000%, 5/15/34 (Mandatory put 5/15/11) – AMBAC Insured	5/11 at 100.00	AA	2,024,040

8,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.000%, 5/15/34 (Mandatory put 5/15/11) – AMBAC Insured	5/11 at 100.00	AA	8,605,145

11,500	Houston, Texas, General Obligation Public Improvement Refunding Bonds, Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	12,775,120

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,300	5.000%, 7/01/15	No Opt. Call	AA–	1,439,672
1,100	5.000%, 7/01/16	No Opt. Call	AA–	1,225,499

400	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.200%, 7/01/18 – NPFG Insured (Alternative Minimum Tax)	7/11 at 100.00	A	400,340

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 6/01/15)	No Opt. Call	N/R	5,530,443

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	N/R	2,110,640

10,050	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008H, 5.000%, 1/01/42 (Mandatory put 1/01/13)	No Opt. Call	A2	10,597,424

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA	10,540,200

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA	5,543,050

8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa	9,523,020

6,465	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	7,386,780

2,250	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	Aaa	2,587,410

5,200	Texas State, Transportation Commission Highway Fund Revenue Bonds, First Tier Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA	5,474,664

4,000	Titus County Fresh Water Supply District 1, Texas, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2008, 4.500%, 7/01/11	No Opt. Call	BBB	4,046,560

630	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Ba1	636,388

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$1,060	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	$1,110,827
127,615	Total Texas				135,790,653
	Virgin Islands – 0.7%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
2,500	5.000%, 10/01/14	No Opt. Call	BBB		2,645,525
4,455	5.000%, 10/01/15	No Opt. Call	BBB		4,701,495
4,375	5.000%, 10/01/16	No Opt. Call	BBB		4,620,088
4,000	5.000%, 10/01/17	No Opt. Call	BBB		4,192,480
15,330	Total Virgin Islands				16,159,588
	Virginia – 0.6%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		411,328
400	4.000%, 9/01/13	No Opt. Call	BBB		414,304
400	4.000%, 9/01/14	No Opt. Call	BBB		413,624
400	4.125%, 9/01/15	No Opt. Call	BBB		412,976

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA		1,151,360

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c:
4,750	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		5,119,028
2,000	5.000%, 11/01/35 (Mandatory put 12/01/11)	No Opt. Call	A–		2,062,720

1,550	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset–Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,587,371

1,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A, 5.000%, 9/01/15	No Opt. Call	Aa1		1,702,035

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/11 at 100.00	N/R		1,750,648
14,150	Total Virginia				15,025,394
	Washington – 2.0%

11,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 3, Refunding Series 2010A, 5.000%, 7/01/18	No Opt. Call	Aaa		12,547,920

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – SYNCORA GTY Insured	No Opt. Call	Aaa		6,129,960

4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	Aa2		4,561,840

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+		11,773,515

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+		9,740,756

2,230	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+		2,439,196
42,325	Total Washington				47,193,187
	West Virginia – 0.4%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB		2,108,740

7,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15)	No Opt. Call	Baa1		6,916,210
9,000	Total West Virginia				9,024,950

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 3.1%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset–Backed Bonds, Series 2002:
$1,640	5.750%, 6/01/11 (ETM)	No Opt. Call	AAA	$1,667,782
110	5.750%, 6/01/12 (ETM)	No Opt. Call	AAA	117,096

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset–Backed Bonds, Series 2002:
2,885	6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,086,662
8,245	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	8,639,688
7,930	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	8,523,640

4,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A3	4,282,210

1,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001, 5.625%, 10/01/11	No Opt. Call	AA–	1,135,431

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B, 6.500%, 2/15/12	No Opt. Call	BBB+	1,300,850

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/12	No Opt. Call	BBB+	461,430
400	5.000%, 2/15/13	No Opt. Call	BBB+	415,444
450	5.000%, 2/15/14	No Opt. Call	BBB+	470,786
500	5.000%, 2/15/15	No Opt. Call	BBB+	524,130

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	A+	1,587,528
1,555	5.000%, 12/01/17	No Opt. Call	A+	1,649,000
1,635	5.000%, 12/01/18	No Opt. Call	A+	1,711,665
1,710	5.000%, 12/01/19	No Opt. Call	A+	1,767,866

10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	10,237,500

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A3	5,137,200
5,000	5.000%, 7/15/18	No Opt. Call	A3	5,093,300
5,000	5.000%, 7/15/19	No Opt. Call	A3	5,013,550

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
4,000	5.000%, 8/15/14	No Opt. Call	BBB+	4,143,120
1,300	5.250%, 8/15/18	8/16 at 100.00	BBB+	1,304,927

245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13	No Opt. Call	BBB+	252,575

1,850	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1999C, 4.800%, 9/01/12	4/11 at 100.00	AA	1,859,916

2,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	2,218,833
69,800	Total Wisconsin			72,602,129
2,064,468	Total Long-Term Investments (cost $2,156,631,050) – 92.3%			2,177,086,738
	SHORT-TERM INVESTMENTS – 7.2%

	California – 0.1%

3,100	Los Angeles Unified School District, California, Certificates of Participation, Administration Building Project III, Variable Rate Demand Obligations, Refunding Series 2008B, 0.290%, 10/01/31 (8)	3/11 at 100.00	A-1	3,100,000
	Connecticut – 0.8%

4,440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.270%, 7/01/37 (8)	5/11 at 100.00	VMIG-1	4,440,000

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.270%, 7/01/15 (8)	No Opt. Call	A-1+	$7,730,000

7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 0.220%, 7/01/33 (8)	2/11 at 100.00	A-1+	7,000,000
19,170	Total Connecticut			19,170,000
	Georgia – 0.5%

11,855	Georgia, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1881, 0.280%, 4/01/27 DD1, (8)	4/17 at 100.00	VMIG-1	11,855,000
	Illinois – 0.7%

15,620	Central Lake County Joint Action Water Agency, Illinois, Water Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust B18, 0.290%, 5/01/20 - AMBAC Insured (8)	5/13 at 100.00	VMIG-1	15,620,000
	Maine – 0.3%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.300%, 7/01/39 (8)	7/19 at 100.00	VMIG-1	6,665,000
	Maryland – 0.8%

8,335	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Revenue Bonds, Goucher College, Series 2007, 0.330%, 7/01/37 (8)	4/11 at 100.00	A-1	8,335,000

9,825	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable Rate Demand Obligations, Series 2008, Trust R-11436, 0.300%, 7/01/34 – AGM Insured (8)	7/17 at 100.00	A-1	9,825,000
18,160	Total Maryland			18,160,000
	Massachusetts – 0.7%

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Variable Rate Demand Obligations, Tender Option Bond Trust 3529, 0.290%, 11/15/16 (8)	No Opt. Call	A-1+	10,000,000

3,000	Massachusetts, General Obligation Bonds, SIFMA Index Bonds, Variable Rate Demand Obligations, Series 2010A, 0.530%, 2/01/12 (8)	8/11 at 100.00	A-1+	3,000,000

2,700	Massachusetts, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2755, 0.290%, 8/01/27 – AGM Insured (8)	8/17 at 100.00	A-1	2,700,000
15,700	Total Massachusetts			15,700,000
	North Carolina – 0.2%

5,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1287, 0.290%, 12/01/34 (8)	12/15 at 100.00	A-1+	5,000,000
	Oregon – 0.2%

5,880	Eugene, Oregon, Electric Utility Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 0.300%, 8/01/22 (8)	8/13 at 100.00	A-1	5,880,000
	Pennsylvania – 0.4%

4,985	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2028, 0.320%, 2/01/24 (8)	No Opt. Call	VMIG-1	4,985,000

4,330	Pennsylvania State University, General Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1971, 0.290%, 9/01/13 (8)	No Opt. Call	VMIG-1	4,330,000
9,315	Total Pennsylvania			9,315,000

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.5%

$7,440	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Refunding Building Equity Sooner, Variable Rate Demand Obligations, Tender Option Bond Trust 2056, 0.280%, 12/01/20 (8)	No Opt. Call	VMIG-1	$7,440,000

3,975	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Pickens School District, Installment Purchase Revenue Bonds, Pickens County, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-0003, 0.280%, 12/01/14 (8)	No Opt. Call	A-1+	3,975,000
11,415	Total South Carolina			11,415,000
	Tennessee – 0.4%

8,755	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 08-29, 0.300%, 3/01/16 (8)	No Opt. Call	A-1	8,755,000
	Virginia – 0.7%

4,875	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, The Woodberry Forest School, Variable Rate Demand Obligations, Series 2007, 0.750%, 10/01/37 (8)	4/11 at 100.00	VMIG-2	4,875,000

6,005	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2876, 0.290%, 6/01/13 (8)	No Opt. Call	F-1+	6,005,000

5,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2917, 0.300%, 10/01/28 (8)	10/18 at 100.00	A-1	5,000,000
15,880	Total Virginia			15,880,000
	Washington – 0.9%

15,000	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-1C, 0.290%, 11/01/32 (8)	11/17 at 100.00	VMIG-1	15,000,000

7,500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Variable Rate Demand Obligations, Tender Option Bond Trust 09-14W, 0.300%, 6/01/39 (8)	6/19 at 100.00	A-1+	7,500,000
22,500	Total Washington			22,500,000
$169,015	Total Short-Term Investments (cost $169,015,000)			169,015,000
	Total Investments (cost $2,325,646,050) – 99.5%			2,346,101,738
	Other Assets Less Liabilities – 0.5%			11,611,301
	Net Assets – 100%			$2,357,713,039

132	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,176,904,238	$182,500	$2,177,086,738
Short-Term Investments	—	169,015,000	—	169,015,000
Total	$—	$2,345,919,238	$182,500	$2,346,101,738

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$358,150
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(105,638)
Purchases at cost	—
Sales at proceeds	(70,012)
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$182,500

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $2,324,737,629.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$48,126,967
Depreciation	(26,762,858)
Net unrealized appreciation (depreciation) of investments	$21,364,109

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(7)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

134	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2011